Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	MOBILE TELESYSTEMS OJSC
Entity Central Index Key	0001115837
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,988,916,837
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 1,850,826	$ 927,694
Short-term investments (Note 6)	86,242	333,594
Trade receivables, net (Note 7)	863,808	798,102
Accounts receivable, related parties (Note 22)	4,488	2,673
Inventory and spare parts (Note 8)	291,075	319,956
Prepaid expenses, including related party amounts of $3,031 and $26,722	234,730	232,352
Deferred tax assets (Note 21)	189,622	234,658
VAT receivable	191,039	164,761
Other current assets, including assets held for sale of $2,188 and $10,430	125,818	102,813
Total current assets	3,837,648	3,116,603
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $7,023,556 and $6,196,117 (Note 9), including advances given to related parties of $28,889 and $96,138	8,205,352	7,971,830
LICENSES, net of accumulated amortization of $231,006 and $384,405 (Notes 3 and 10)	227,511	294,728
GOODWILL (Notes 3 and 11)	1,118,530	981,335
OTHER INTANGIBLE ASSETS, net of accumulated amortization of $1,537,088 and $1,516,949 (Notes 3 and 12), including prepayments to related parties of $28,742 and $48,425	1,362,287	1,541,638
DEBT ISSUANCE COSTS, net of accumulated amortization of $217,755 and $191,453	140,579	104,818
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 13)	188,047	241,792
OTHER INVESTMENTS, including related party amounts of $121,407 and $125,721 (Note 15)	123,442	128,582
OTHER NON-CURRENT ASSETS, including restricted cash of $2,152 and $4,719, deferred tax assets of $62,102 and $81,816 (Note 21)	114,833	96,716
Total assets	15,318,229	14,478,042
CURRENT LIABILITIES:
Accounts payable, related parties (Note 22)	56,982	52,984
Trade accounts payable	799,128	629,077
Subscriber prepayments and deposits	529,231	523,464
Debt, current portion (Note 16), including related party amounts of $6,799 and $7,558	283,025	256,052
Notes payable, current portion (Note 16)	865,880	492,176
Deferred connection fees, current portion (Note 18)	49,868	49,212
Capital lease obligation, current portion	6,786	8,882
Income tax payable	27,095	26,071
Accrued liabilities (Note 20)	653,870	799,804
Bitel liability (Note 27)	213,152	210,760
Other payables	79,818	106,659
Total current liabilities	3,564,835	3,155,141
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 16)	2,496,002	2,830,676
Debt, net of current portion (Note 16), including related party amounts of $nil and $7,005	5,057,981	3,561,953
Capital lease obligation, net of current portion	5,529	10,873
Deferred connection fees, net of current portion (Note 18)	79,556	106,076
Deferred taxes (Note 21)	227,928	292,070
Retirement and post-retirement obligations	37,597	42,430
Property, plant and equipment contributions	86,072	88,859
Other long-term liabilities	111,503	146,217
Total long-term liabilities	8,102,168	7,079,154
Total liabilities	11,667,003	10,234,295
COMMITMENTS AND CONTINGENCIES (Note 27)
Redeemable noncontrolling interest (Note 24)	80,603	86,944
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 2,066,413,562 shares issued as of December 31, 2011 and 2,096,975,792 shares with a par value of 0.1 rubles authorized and 1,993,326,138 shares issued as of December 31, 2010, 777,396,505 of which are in the form of ADS as of December 31, 2011 and 2010) (Note 23)	50,814	50,558
Treasury stock (77,496,725 and 76,456,876 common shares at cost as of December 31, 2011 and 2010)	(992,141)	(1,054,926)
Additional paid-in capital	92,720
Accumulated other comprehensive loss	(963,992)	(771,957)
Retained earnings	5,294,651	4,901,140
Nonredeemable noncontrolling interest	88,571	1,031,988
Total shareholders' equity	3,570,623	4,156,803
Total liabilities and shareholders' equity	$ 15,318,229	$ 14,478,042

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Prepaid expenses, related party	$ 3,031		$ 26,722
Other current assets, assets held for sale	2,188		10,430
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	7,023,556		6,196,117
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	28,889		96,138
LICENSES, accumulated amortization	231,006		384,405
OTHER INTANGIBLE ASSETS, accumulated amortization	1,537,088		1,516,949
OTHER INTANGIBLE ASSETS, prepayments to related parties	28,742		48,425
DEBT ISSUANCE COSTS, accumulated amortization	217,755		191,453
OTHER INVESTMENTS, related party	121,407		125,721
OTHER NON-CURRENT ASSETS, restricted cash	2,152		4,719
OTHER NON-CURRENT ASSETS, deferred tax assets	62,102		81,816
Debt, current portion, related party	6,799		7,558
Debt, net of current portion, related party			$ 7,005
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	2,066,413,562	2,066,413,562	1,993,326,138	1,993,326,138
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,496,725	77,496,725	76,456,876	76,456,876

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of $13,481, $52,257 and $72,149, respectively)	$ 11,430,377	$ 10,586,068	$ 9,513,353
Sales of handsets and accessories	888,311	707,168	353,900
Total net operating revenues	12,318,688	11,293,236	9,867,253
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $15,878, $43,620 and $50,389, respectively)	2,633,434	2,260,888	2,011,332
Cost of handsets and accessories	902,692	727,682	375,444
General and administrative expenses (including related party amounts of $62,717, $83,305 and $66,677, respectively) (Note 25)	2,436,252	2,274,421	1,992,991
Provision for doubtful accounts	111,307	122,550	110,766
Impairment of long-lived assets (Note 2, 4)	19,015	127,875	75,064
Sales and marketing expenses (including related party amounts of $83,183, $135,622 and $127,106, respectively)	878,222	850,584	728,483
Depreciation and amortization expense	2,335,204	2,000,496	1,844,174
Other operating expenses (including related party amounts of $538, $9,796 and $12,207, respectively)	193,677	194,181	173,114
Net operating income	2,808,885	2,734,559	2,555,885
CURRENCY EXCHANGE AND TRANSACTION LOSS/(GAIN)	158,066	(20,238)	252,694
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $19,079, $21,640 and $53,940)	(62,559)	(84,396)	(104,566)
Interest expense, net of capitalized interest (including related party amounts of $423, $608 and $3,613)	656,898	777,287	571,901
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Change in fair value of derivatives			5,420
Impairment of investments (including related party amounts of $nil, $nil and $349,370) (Notes 14)			368,355
Other expenses, net	6,571	66,924	23,254
Total other expenses, net	551,467	689,166	804,051
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
PROVISION FOR INCOME TAXES (Note 21)	531,620	517,188	505,047
NET INCOME	1,567,732	1,548,443	994,093
NET INCOME/(LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	123,788	167,812	(20,110)
NET INCOME ATTRIBUTABLE TO THE GROUP	$ 1,443,944	$ 1,380,631	$ 1,014,203
Weighted average number of common shares outstanding - basic (in shares)	1,970,953,129	1,916,869,262	1,885,750,147
Weighted average number of common shares outstanding - diluted (in shares)	1,970,953,129	1,916,869,262	1,885,750,147
Earnings per share, basic (in dollars per share)	$ 0.73	$ 0.72	$ 0.54
Earnings per share, diluted (in dollars per share)	$ 0.73	$ 0.72	$ 0.54

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Services revenue and connection fees, related party	$ 13,481	$ 52,257	$ 72,149
Cost of services, excluding depreciation and amortization, related party	15,878	43,620	50,389
General and administrative expenses, related party	62,717	83,305	66,677
Sales and marketing expenses, related party	83,183	135,622	127,106
Other operating expenses, related party	538	9,796	12,207
Interest income, related party	19,079	21,640	53,940
Interest expense, net of capitalized interest, related party	423	608	3,613
Impairment of investments, related party			$ 349,370

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Nonredeemable noncontrolling interest	Redeemable noncontrolling interest	Comprehensive income/(loss)
Balances at Dec. 31, 2008	$ 6,194,863	$ 4,880,079	$ 50,558	$ (1,426,753)	$ 1,077,107	$ (445,772)	$ 5,624,939	$ 1,314,784	$ 145,748
Balances (in shares) at Dec. 31, 2008			1,993,326,138	(108,273,338)
Comprehensive income/(loss):
Net income/(loss)	989,734	1,014,203					1,014,203	(24,469)	4,359	989,734
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(226,297)	(196,819)				(196,819)		(29,478)	(4,399)	(226,297)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	(23,579)	(23,579)				(23,579)				(23,579)
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	2,811	1,003				1,003		1,808		2,811
Total comprehensive income/(loss)	742,669	794,808						(52,139)		742,669
Dividends declared MTS	(1,222,386)	(1,221,381)					(1,221,381)	(1,005)
Dividends Metro-Telecom	(4,602)	(4,371)					(4,371)	(231)
Accrued compensation costs	1,173	1,173			1,173
Acquisition of Comstar-UTS	(1,322,258)	(1,322,258)			(1,066,145)		(256,113)
Legal acquisition of Stream-TV (Note 3)	(3,043)	(1,573)			(1,616)	43		(1,470)
Dividends to noncontrolling interest									(12,503)
Change in fair value of noncontrolling interest of K-Telecom	7,495	7,495					7,495		(7,495)
Effect of acquisition of Sistema Telecom	(12,402)	(12,402)					(12,402)
Increase in ownership in subsidiaries (Note 3)	(15,798)	223,102		371,827	(10,519)	(83,298)	(54,908)	(238,900)	(43,449)
Increase in ownership in subsidiaries (Note 3) (in shares)				31,816,462
Balances at Dec. 31, 2009	4,365,711	3,344,672	50,558	(1,054,926)		(748,422)	5,097,462	1,021,039	82,261
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,541,845	1,380,631					1,380,631	161,214	6,598	1,541,845
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(53,605)	(45,257)				(45,257)		(8,348)	940	(53,605)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	25,428	25,428				25,428				25,428
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	(7,151)	(3,706)				(3,706)		(3,445)		(7,151)
Total comprehensive income/(loss)	1,506,517	1,357,096						149,421		1,506,517
Dividends declared MTS	(964,744)	(953,192)					(953,192)	(11,552)	(14,973)
Dividends Metro-Telecom	(11,115)	(11,115)					(11,115)
Gain on transfer of asset from Sistema	4,066	2,603					2,603	1,463
Accrued compensation costs	614	614					614
Change in fair value of noncontrolling interest of K-Telecom	(12,118)	(12,118)					(12,118)		12,118
Acquisition of Metro-Telecom	(11,070)	(11,070)					(11,070)
Effect of acquisition of Sistema Telecom	(439,455)	(439,455)					(439,455)
Acquisition of Multiregion	24,244							24,244
Recognition of put option in Comstar-UTS	(11,636)	(11,636)					(11,636)
Increase in ownership in subsidiaries (Note 3)	(294,211)	(141,584)					(141,584)	(152,627)
Balances at Dec. 31, 2010	4,156,803	3,124,815	50,558	(1,054,926)		(771,957)	4,901,140	1,031,988	86,944
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,560,488	1,443,944					1,443,944	116,544	7,244	1,560,488
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(106,503)	(137,290)				(137,290)		30,787	(1,789)	(106,503)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	7,364	7,364				7,364				7,364
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	6,404	5,940				5,940		464		6,404
Total comprehensive income/(loss)	1,467,753	1,319,958						147,795		1,467,753
Dividends declared MTS	(1,026,747)	(1,026,747)					(1,026,747)
Dividends to noncontrolling interest	(203,273)							(203,273)	(5,741)
Change in fair value of noncontrolling interest of K-Telecom	6,055	6,055					6,055		(6,055)
Acquisition of own stock	(70)	(70)		(70)
Acquisition of own stock (in shares)				(8,000)
Exercise of put option in Comstar-UTS	11,636	11,636					11,636
Comstar-UTS merger (Note 3)	10,947	404,764	256	62,855	366,298	(24,645)		(393,817)
Comstar-UTS merger (Note 3) (in shares)	73,087,424		73,087,424	(1,031,849)
Acquisition of noncontrolling interest in Comstar-UTS	(165,477)	(46,137)				(4,760)	(41,377)	(119,340)
Acquisition of noncontrolling interest in MGTS (Note 3)	(667,814)	(311,484)			(272,840)	(38,644)		(356,330)
Increase in ownership in subsidiaries (Note 3)	(19,190)	(738)			(738)			(18,452)
Balances at Dec. 31, 2011	$ 3,570,623	$ 3,482,052	$ 50,814	$ (992,141)	$ 92,720	$ (963,992)	$ 5,294,651	$ 88,571	$ 80,603
Balances (in shares) at Dec. 31, 2011			2,066,413,562	(77,496,725)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Currency translation adjustment, tax	$ (13,988)	$ 7,528	$ 7,910
Change in fair value of derivatives, tax	$ (1,841)	$ (6,357)	$ 5,895

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,567,732	$ 1,548,443	$ 994,093
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,335,204	2,000,496	1,844,174
Currency exchange and transaction loss/(gain)	130,467	(98,706)	212,510
Impairment of investments			368,355
Impairment of long-lived assets	19,015	127,875	75,064
Debt issuance cost amortization	28,502	89,244	36,892
Amortization of deferred connection fees	(96,676)	(95,706)	(67,057)
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Provision for doubtful accounts	111,307	122,550	110,766
Inventory obsolescence expense and other provisions	30,160	27,825	12,225
Deferred tax loss/(benefit)	11,548	(45,448)	101,524
Write-off of non-recoverable VAT receivable	4,535	2,534	9,652
Change in fair value of derivatives			5,420
Other non-cash items	(13,839)	57,021	6,265
Changes in operating assets and liabilities:
Increase in accounts receivable	(212,222)	(301,764)	(216,654)
Increase in inventory	(15,356)	(105,859)	(111,998)
(Increase)/decrease in prepaid expenses and other current assets	(37,715)	141,976	14,299
(Increase)/decrease in VAT receivable	(38,087)	(53,265)	8,914
Increase in trade accounts payable, accrued liabilities and other current liabilities	31,545	222,630	222,744
Dividends received	42,328	47,973	25,355
Net cash provided by operating activities	3,849,005	3,617,170	3,592,230
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(219,474)	(195,106)	(270,540)
Purchases of property, plant and equipment	(2,239,787)	(1,914,331)	(1,942,402)
Purchases of intangible assets	(344,679)	(732,786)	(385,907)
Proceeds from sale of property, plant and equipment and assets held for sale	22,554	6,790	28,606
Purchases of short-term investments	(522,969)	(672,286)	(513,933)
Proceeds from sale of short-term investments	787,957	577,623	649,483
Purchase of other investments	(51,694)	(109,448)	(613)
Proceeds from sale of shares in Svyazinvest		843,158
Proceeds from sales of other investments	7,485	15,989	44,003
Investments in and advances to/from associates	3,000	(2,900)	1,950
Decrease in restricted cash	2,568	1,670	17,182
Net cash used in investing activities	(2,555,039)	(2,181,627)	(2,372,171)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from related parties and non-controlling interests (Note 3)	(864,081)	(739,756)	(1,345,820)
Contingent consideration paid on acquisition of subsidiaries	(13,532)
Proceeds from issuance of notes	228,333	1,560,028	1,003,226
Repurchase of common stock	(67)
Proceeds from issuance of common stock	13,442
Repayment of notes	(49,409)	(862,403)	(9,182)
Notes and debt issuance cost	(70,774)	(65,697)	(105,137)
Capital lease obligation principal paid	(9,348)	(12,841)	(15,592)
Dividends paid	(1,239,828)	(975,822)	(1,266,102)
Proceeds from loans	2,043,521	2,839,644	3,598,100
Loan principal paid	(308,565)	(4,779,595)	(1,728,544)
Net cash (used in)/provided by financing activities	(270,308)	(3,036,442)	130,949
Effect of exchange rate changes on cash and cash equivalents	(100,526)	(417)	42,015
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	923,132	(1,601,316)	1,393,023
CASH AND CASH EQUIVALENTS, beginning of the year	927,694	2,529,010	1,135,987
CASH AND CASH EQUIVALENTS, end of the year	1,850,826	927,694	2,529,010
SUPPLEMENTAL INFORMATION:
Income taxes paid	511,961	400,116	432,066
Interest paid	633,116	671,354	510,784
Non-cash investing and financing activities:
Contributed property, plant and equipment	6,110	2,814	3,213
Additions to network equipment and software under capital lease			830
Equipment acquired through vendor financing			27,983
Amounts owed for capital expenditures	229,064	180,528	236,364
Payable related to business acquisitions	$ 6,857	$ 23,281	$ 37,985

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and RTC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS.

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services, including voice and data transmission, internet access, various value added services through wireless and fixed lines as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Uzbekistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Open Joint Stock Company "MICEX-RTS" ("MICEX-RTS").

        In 2009, the Group started to expand its own retail network, operated by Russian Telephone Company CJSC ("RTC"), a wholly owned subsidiary of MTS OJSC. During 2009 and 2010 the Group, following this strategy, acquired a number of Russian federal and regional mobile retailer operators (Note 3).

        In 2009 through a series of transactions the Group acquired a 61.97% stake in Open Joint-Stock Company Comstar—United TeleSystems ("Comstar-UTS"), a provider of fixed line telecommunication services in Russia and the CIS, from Joint-Stock Financial Corporation Sistema ("Sistema"). The acquisition of Comstar-UTS provided access to important growth markets in commercial and residential broadband which gave rise to the development of convergent telecommunication services (Note 3).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

        Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

        Basis of consolidation—Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and disclosed in Note 13. Results of operations of subsidiaries acquired are included in the consolidated statements of operations from the date of their acquisition.

        For entities where (1) the total equity investment at risk is sufficient to enable the entity to finance its activities without additional support and (2) the equity holders bear the economic residual risks and returns of the entity and have the power to direct the activities of the entity that most significantly affect its economic performance, the Group consolidates those entities it controls either through a majority voting interest or otherwise. For entities that do not meet these criteria, commonly known as variable interest entities ("VIEs"), the Group consolidates those entities where the Group has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        As of December 31, 2011 and 2010, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2011	2010
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	73.3%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine(3)	Consolidated	100.0%	100.0%
Multiregion(4)	Consolidated	—	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	—
Infocentr	Consolidated	100.0%	—
Inteleca Group	Consolidated	100.0%	—
Altair	Consolidated	100.0%	—
Sistema Telecom	Consolidated	100.0%	100.0%
TS-Retail	Consolidated	100.0%	96.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.1%	51.3%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Comstar-UTS(5)	Consolidated	—	73.3%
Dagtelecom(5)	Consolidated	—	100.0%
Evrotel(5)	Consolidated	—	100.0%
Intellect Telecom	Equity	47.0%	22.5%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

(3)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(4)
Merged with Comstar-Regions on December 6, 2011.

(5)
Merged with MTS OJSC on April 1, 2011.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under Financial Accounting Standards Board Accounting Standards Codification ("ASC") 810, Consolidation. The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010, MTS International issued $750.0 million 8.625% notes due in 2020 (Note 16). Total liabilities of the consolidated variable interest entity amounted to $751.6 million as of December 31, 2011 and 2010.

        Functional currency translation methodology—As of December 31, 2011, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—the Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;

  •
  For K-Telecom—the Armenian dram;

  •
  For MTS Belarus—the Belarusian ruble / U.S. Dollar ("USD");

  •
  For Uzdunrobita and other entities—the U.S. Dollar.

        Until October 1, 2011, the functional currency for MTS Belarus, the Group's equity investee, was the local country currency. However, the three-year cumulative inflation rate for Belarus exceeded 100 percent as of September 30, 2011, thereby meeting the quantitative requirement under U.S. GAAP for its economy to be considered highly inflationary. The Group reevaluated the functional currency criteria under ASC 830 Foreign Currency Matters, and determined that, starting October 1, 2011, the functional currency of MTS Belarus was the U.S. Dollar. The impact of the change in functional currency of MTS Belarus on the Group's consolidated financial statements was an increase in the carrying value of investments and advances in associates by $88.8 million as of October 1, 2011.

        The Group's reporting currency is U.S. Dollars. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, certain accrued liabilities and financial instruments.

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

        Short-term investments and loans—Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months and are repayable in less than twelve months. These investments are being accounted for at amortized cost.

        Long-term investments and loans—Long-term financial instruments consist primarily of long-term investments and loans and long-term debt. Since quoted market price are not readily available for all of its long-term investments and loans, the Group estimates their fair values based on the use of estimates incorporating various unobservable market inputs.

        Property, plant and equipment—Property, plant and equipment, including improvements are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

        Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts. Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

        Provision for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable, advances given, loans and other receivables. Such allowance reflects either specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 7.

        Inventory and spare parts—Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

        License costs—License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

        Goodwill—For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combinations and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with the authoritative guidance on intangible assets, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets amounted to $19.0 million, $127.9 million and $75.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. An impairment loss in the amount of $119.6 million for the year ended December 31, 2010 was recognized as a result of license suspension from the Group's subsidiary in Turkmenistan (Note 4).

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

        Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        The content revenue is presented net of related costs when the Group acts as an agent of the content providers while the gross revenue and related costs are recorded when the Group is a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes regional connection fees.

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both accounts receivable and revenue. However, if the sales incentive is a free product or service delivered at the time of sale, the cost of the free product or service is classified as an expense. In particular, the Group sells handsets at prices below cost to contract subscribers. Such subsidies are recognized in the cost of handsets and accessories when the sale is recorded.

        Prepaid cards—The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependant on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. MTS expenses these costs as incurred. Advertising costs for the years ended December 31, 2011, 2010 and 2009, were $305.2 million, $319.7 million and $321.0 million, respectively.

        Retirement benefit and social security costs—The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2011 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation.

        A direct contribution to those funds replaced payments of unified social tax ("UST") with the UST being abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to $200.0 million, $127.6 million and $96.3 million in 2011, 2010 and 2009, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs, net actuarial loss. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the Financial Accounting Standards Board ("FASB") authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to $62.1 million, $70.5 million and $64.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

        Financial instruments and hedging activities—From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using the discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using the discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including swap, forward and option contracts to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications quarterly. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2011, 2010 and 2009 no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 19).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

        Fair value of financial instruments—The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2011, is disclosed in Note 16 and is based on quoted prices in active markets.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2011.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

        Level 1—Quoted prices in active markets for identical assets or liabilities;

        Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;

        Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

        Stock-based compensation—The Group accounts for stock-based compensation under the authoritative guidance on share based compensation. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to our employees recognized in the Group's consolidated statement of operations as of December 31, 2011, 2010 and 2009 amounted to $16.0 million, $7.8 million, $(0.3) million, respectively

        New and adopted accounting pronouncements—In October 2009, the FASB amended the revenue recognition for multiple deliverable arrangements guidance to require the use of the relative selling price method when allocating revenue in these types of arrangements. This method allows a vendor to use its best estimate of selling price if neither vendor specific objective evidence nor third party evidence of selling price exists when evaluating multiple deliverable arrangements. This updated guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this guidance, effective January 1, 2011, did not have a significant impact on the Group's consolidated financial statements.

        In June 2011, the FASB amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in stockholders' equity has been eliminated. The amendment becomes effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. This guidance will not have an impact on the Group's consolidated financial statements as it is disclosure-only in nature.

        In September 2011, the FASB updated the authoritative guidance on testing goodwill for impairment. The update gives entities carrying out goodwill impairment test an option of performing qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance is effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a significant impact on the Group's consolidated financial statements.

BUSINESS ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2011
BUSINESS ACQUISITIONS AND DISPOSALS
BUSINESS ACQUISITIONS AND DISPOSALS

3. BUSINESS ACQUISITIONS AND DISPOSALS

        Increase of stake in MGTS—in December 2011, the Group acquired 29% of the ordinary shares of MGTS from Sistema for RUB 10.56 billion ($336.3 million as of December 1, 2011). In addition the Group assumed debt in the amount of RUB 10.41 billion ($331.5 million as of December 1, 2011) due and payable by the end of 2011. MGTS is the Moscow's incumbent fixed line operator initially joined to the Group as a result of Comstar acquisition. Upon completion of the transaction the Group's ownership stake in MGTS increased to 99.01% of ordinary shares and 69.7% of preferred shares, which overall totals 94.1% of MGTS charter capital. The transaction was accounted for directly in equity.

        Acquisitions of controlling interests in regional fixed line operators—In 2010-2011, as part of its program of regional expansion, the Group acquired controlling interests in a number of alternative fixed-line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2011:

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	31,664	48,800
Goodwill	10,662	14,711	12,726	147,591	185,690
Customer base	2,217	4,820	13,025	—	20,062
Other non-current assets	22	17	1,618	1,813	3,470
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(638)	(5,650)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

        The purchase price allocation of TVT was not finalized as of the date of these financial statements as the Group had not completed the valuation of individual assets of the company. The Group's consolidated financial statements reflect the allocation of the purchase price based on a preliminary fair value assessment of the assets acquired and liabilities assumed. The excess of the consideration paid over the value of net assets in the amount of $147.6 million was preliminarily allocated to goodwill and was attributable to the "Russia" segment.

        The purchase price allocation of all other acquired fixed-line operators was finalized as of December 31, 2011. The Group's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed.

        Customer base recognized as a result of the acquisitions is amortized over a period ranging from 8 to 14 years depending on the type of subscribers.

        The recognition of goodwill in the amount of $38.1 million from the acquisitions for which the purchase price allocations are finalized is due to the economic potential of the markets in which the acquired companies operate and synergies arising from the acquisitions. Goodwill is attributable to the "Russia" segment.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

        Customer base recognized as a result of the acquisitions is amortized over a period ranging from 8 to 12 years depending on the type of subscribers.

        Recognition of goodwill in the amount of $39.2 million from the acquisitions is due to the economic potential of the markets in which the acquired companies operate and synergies arising from the acquisitions. Goodwill is attributable to the "Russia" segment.

        Acquisition of Sistema Telecom—In December 2010, the Group acquired 100% of Sistema Telecom from Sistema for RUB 11.59 billion ($378.98 million as of December 27, 2010). The entity's key assets consist of property rights in respect of the group of trademarks, including the distinctive "egg" trademarks of MTS, Comstar-UTS and MGTS, certain promissory notes previously issued by the Group in the amount of RUB 2.00 billion ($65.50 million) and a 45% stake in TS-Retail. As a result of the acquisition, the Group expects to reduce its operating expenses previously incurred to rent the trademarks and to further optimize the management structure of its retail business.

        The acquisition was accounted for as a common control transaction at carrying amount. These consolidated financial statements were retroactively recast to reflect the Group as if Sistema Telecom had been owned since the beginning of the earliest period presented. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Acquisition of Metro-Telecom—In August 2010, the Group acquired a 95% stake in Metro-Telecom from Invest-Svyaz, a wholly-owned subsidiary of Sistema, for RUB 339.35 million ($11.01 million as of August 27, 2010). The company operates an optical fiber network in the Moscow metro.

        The acquisition was accounted for as a common control transaction at carrying amount. These consolidated financial statements were retroactively restated to reflect the Group as if Metro-Telecom had been owned since the beginning of the earliest period presented. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Acquisition of Multiregion—In July 2010, the Group acquired a 100% stake in Multiregion for cash consideration of $123.6 million. Multiregion and its subsidiaries is a group of broadband and cable TV providers with a presence in 37 cities of the Russian Federation.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

        The fair value of noncontrolling interests was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). The fair value was measured as the fair value of Multiregion's net assets using the discounted cash flow technique.

        The excess of the purchase price over the value of net assets acquired was allocated to goodwill which was assigned to the "Russia" segment and is not deductible for income tax purposes. Goodwill is mainly attributable to the synergies from reduction of internet-traffic and administrative expenses of the Group and expected increase of market share as a result of future capital expenditures to be made by the Group.

        In 2011 the Group paid consideration of $23.96 million for the acquisition of noncontrolling interests in several subsidiaries of Multiregion. The difference between the consideration paid and the fair value of noncontrolling interests was recorded in additional paid-in capital.

        Increase of stake in SWEET-COM—In June 2010, the Group acquired the remaining 25.1% stake in SWEET-COM from private investors for $8.5 million. As a result of this transaction, the Group's ownership in the subsidiary increased to 100%. The original 74.9% stake was acquired in February 2005. SWEET-COM holds licenses for provision of telematics communications and data transmission services in the Moscow region and the Russian Federation. The transaction was accounted for directly in equity.

        Increase of stake in TS-Retail—In June 2010, the Group increased its direct ownership in TS-Retail from 25% to 40% for a nominal amount of one U.S. Dollar. MTS subsequently increased its effective ownership interest in TS-Retail to 50.95%, which was achieved through a voluntary tender offer to repurchase Comstar-UTS' shares in September 2010. In December 2010, as a result of acquisition of Sistema Telecom, the Group acquired an additional 45% stake in TS-Retail, resulting in the effective ownership interest reaching 96.04%. Following the merger with Comstar-UTS on April 1, 2011 the Group increased its stake in TS-Retail to 100%.

        Upon obtaining control over TS-Retail, the Group accounted for the acquisition as a common control transaction at carrying amount. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Acquisitions of certain retail chains—In 2009, in conjunction with the development of its own retail network, the Group acquired controlling interests in a number of retail chains in Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the retail chains acquired as of the acquisition date:

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)
Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)

Consideration paid	$60,000	$17,850	$2,200	$80,050

        The Group's financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. Goodwill was mainly attributable to the synergies arising from the Group's ability to optimize the dealers' compensation structure and to maintain its subscriber market share in Russia. Goodwill is not deductible for income tax purposes and was assigned to the "Russia" segment. Brand components are amortized over periods of 6 months.

        The terms of the individual purchase agreements included the obligation to pay additional consideration as follows:

  •
  Up to $25 million during the period from 12 to 18 months for Telefon.ru;

  •
  Up to $5 million in 12 months for Eldorado; and

  •
  Up to $8.8 million in 12 months for Teleforum.

        The additional consideration could be reduced by the amount of tax liability related to the activities prior to the acquisition dates. The Group could also deduct amounts of any potential losses arising from the loss of control on any of Teleforum's outlets from the amount of contingent consideration. The purchase price allocation as of the acquisition date reflected management's estimate of the fair value of the contingent consideration at the acquisition date.

        In 2010 the Group paid additional consideration in connection with the acquisition of retail chains in full amounts. The difference between the fair value of contingent consideration and the actual amount paid totaling $41.8 million resulted from events which occurred after the acquisition date and was accounted for as other operating expenses in the consolidated statement of operations.

        Acquisition of Evrotel—In December 2009, the Group acquired a 100% stake in Evrotel, a Russian federal back bone network operator, from a third party. The consideration paid comprised $90 million. Under the terms of agreement the Group shall pay contingent consideration of up to $20 million should Evrotel complete the construction of certain fiber-optic lines and the Group retain control over the technical support agreements in relation to the optic cable lines. At the acquisition date the estimated fair value of this contingent consideration was $20 million.

        The acquisition was accounted for using the purchase method of accounting. The purchase price allocation for the acquisition was as follows:

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)
Fair value of contingent consideration	(20,000)

Consideration paid	$90,000

        In 2011 the Group paid a part of the contingent consideration in connection with the acquisition of Evrotel in the amount of $16.1 million. The remaining part of the contingent consideration in the amount of $3.9 million was remeasured to its fair value of $2.4 million as at December 31, 2011. The changes in fair value totaling $1.5 million resulted from events which occurred after the acquisition date and have consequently been accounted for as other operating expenses in the consolidated statement of operations.

        Goodwill is mainly attributable to the synergies from reduction of interconnect and internet-traffic expenses of the Group. Goodwill is not deductible for income tax purposes and was assigned to the "Russia" segment.

        Acquisition of Comstar-UTS—In October 2009, the Group acquired a 50.91% stake in Comstar-UTS, a provider of fixed line communication services in Russia, Ukraine and Armenia, from Sistema. Consideration paid amounted to RUB 39.15 billion ($1.32 billion as of October 12, 2009) or RUB 184.02 ($6.21) per global depositary receipt ("GDR").

        This acquisition has been accounted for as a common control transaction at carrying amount. The excess of consideration over the carrying value of net assets received has been recorded as a decrease in additional paid-in capital of the Group in the amount of $1.07 billion and as a decrease in retained earnings in the amount of $242.7 million.

        Further, in December 2009, in a series of transactions, the Group acquired a 14.2% stake in MGTS in exchange for 31,816,462 ordinary MTS OJSC shares (equal to RUB 7.17 billion based on the MICEX price on December 17, 2009, or RUB 225.4 per share, per the terms of the agreement with MGTS shareholder), representing 1.6% shares outstanding, previously held in treasury and $7.3 million in cash. The MGTS stake, represented by 2,462,687 ordinary shares and 11,135,428 preferred shares, were held by a wholly owned subsidiary of Comstar-UTS. Simultaneously, MTS received 46,232,000 shares, representing 11.06% of total shares outstanding, of Comstar-UTS from MGTS Finance S.A., a wholly owned subsidiary of MGTS. In addition, MTS paid Comstar-UTS a cash consideration of $8.3 million. The transaction was accounted for directly in equity.

        In September 2010, through a voluntary tender offer the Group acquired 37,614,087 ordinary shares of Comstar-UTS which represents approximately 9.0% of its issued share capital for a total consideration of RUB 8.28 billion (approximately $271.89 million as of October 6, 2010). This brought the Group's total ownership stake in Comstar-UTS to 70.97% (or 73.33% excluding treasury shares). The transaction was accounted for directly in equity.

        Furthermore, on December 23, 2010 an extraordinary general meeting of the Company's shareholders approved the merger of Comstar-UTS and a number of MTS' subsidiaries into MTS OJSC. The Group redeemed Comstar-UTS shares held and put by non-controlling interest shareholders within the limit set forth by the Russian law at a specified price. The amount redeemed to Comstar shareholders in the first quarter 2011 totaled to $168.8 million. The remaining 98,853,996 of Comstar-UTS shares held by non-controlling interest shareholders were converted into existing MTS treasury shares as well as newly issued MTS shares at an exchange ratio of 0.825 MTS ordinary shares for each Comstar-UTS ordinary share. As a result, the charter capital of MTS OJSC increased by 73,087,424 ordinary shares to a total of 2,066,413,562 ordinary shares. The merger was completed on April 1, 2011. The transactions were accounted for directly in equity.

        Acquisition of Kolorit Dizayn—In September 2009, the Group acquired a 100% stake in Kolorit Dizayn, a company providing outdoor advertising services in the territory of Uzbekistan, for $39.7 million in cash.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654

        Goodwill is mainly attributable to synergies from advertising cost optimization. Goodwill is not deductible for income tax purposes and was assigned to the "Uzbekistan" segment.

        Acquisition of Dagtelecom—In January 2009, Glaxen, the minority shareholder of Dagtelecom, exercised its put option over its 25.5% stake in the company. Consideration payable by the Group on the put option agreement comprised $51.3 million. Payment made by the Group was reduced by $12.5 million to offset the loan receivable from Glaxen at the date of acquisition. The transaction was accounted for directly in equity.

        Pro forma results of operations (unaudited)—The following unaudited pro forma financial data for the years ended December 31, 2011 and 2010, gives effect to the 2011 acquisitions of Inteleca Group, Infocentr, Altair and TVT as though these business combinations had been completed at the beginning of 2010.

	2011	2010
Pro forma:
Net revenues	$12,366,057	$11,359,640
Net operating income	2,821,182	2,751,082
Net income	1,462,649	1,405,790
Earnings per share, basic and diluted, U.S. Dollars	$0.74	$0.73

        The pro forma information is based on various assumptions and estimates. The pro forma information is not necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2010, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included in the consolidated financial statements of the Group only from the respective dates of acquisition.

        The following amounts of revenue and earnings of companies acquired from third parties in 2011 since the acquisition date are included in the consolidated statement of operations for the year ended December 31, 2011:

2011 (unaudited)
Net revenues	$22,539
Net operating loss	4,883
Net loss	3,353

OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2011
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

4. OPERATIONS IN TURKMENISTAN

        In December 2010 the Group suspended its operations in Turkmenistan following a notice received from the Ministry of Communications of Turkmenistan informing of a decision to suspend licenses held by BCTI, the Group's wholly-owned subsidiary in Turkmenistan, for a period of one month starting from December 21, 2010. On January 21, 2011, the period of license suspension expired, however, permission to resume operations was not granted.

        The Group conducted operations in Turkmenistan under a trilateral agreement signed in November 2005 by BCTI, MTS OJSC and the Ministry of Communications of Turkmenistan which expired on December 21, 2010, unless extended pursuant to its terms and conditions. In accordance with certain provisions of this agreement, BCTI shared net profits derived from its operations in the country with the Ministry of Communications of Turkmenistan. The amount of shared net profit was calculated based on the financial statements prepared in accordance with local accounting principles subject to certain adjustments. Under the terms of the agreement, BCTI shared 20% of its net profit commencing December 21, 2005. The Group at all times believed that the agreement would be extended and approached the Ministry of Communications within the required timeframe to formalize the extension. However, the Ministry of Communications failed to extend the agreement in accordance with its terms.

        Following the decision to suspend licenses, Turkmenistan government authorities took further steps, including unilateral termination of interconnect agreements between BCTI and state-owned telecom operators, to prevent the Group from providing services to its customers.

        The Group initiated a number of proceedings against Turkmenistan government authorities and state-owned telecom operators to defend its legal rights. On December 21, 2010 BCTI filed three requests for arbitration with the International Court of Arbitration of the International Chamber of Commerce ("ICC") against the Ministry of Communications of Turkmenistan and several state-owned telecom operators requesting specific performance on the respective agreements and compensation of damages. Later sovereign state Turkmenistan was joined as the respondent in the proceedings against Ministry of Communications of Turkmenistan.

        On January 21, 2011 MTS sent a formal notice to the Government of Turkmenistan requesting to resolve the dispute through negotiations and notifying it of MTS' intention to file a claim pursuant to the provisions of the Bilateral Investment Treaty between the Russian Federation and Turkmenistan. The dispute was not resolved through negotiations and, accordingly, on 1 September 2011 MTS filed a claim against Turkmenistan in the International Centre for the Settlement of Investment Disputes ("ICSID"). On 5 October 2011 the claim was registered by the ICSID Secretariat.

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Turkmenistan, the Group determined that all of its long-lived assets attributable to Turkmenistan were impaired and recorded an impairment charge of $119.6 million in the consolidated statement of operations for the year ended December 31, 2010. The Group also assessed the recoverability of the subsidiary's current assets and provided for or wrote down those current assets which were considered to be impaired. The total effect of impairment charges on the Group's statement of operations for the year ended December 31, 2010 is as follows:

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2011 and 2010 comprised the following:

	December 31,
	2011	2010
Ruble current accounts	$300,057	$413,139
Ruble deposit accounts	934,169	93,271
U.S. Dollar current accounts	321,949	215,375
U.S. Dollar deposit accounts	101,600	28,002
Euro current accounts	25,770	17,142
Euro deposit accounts	2,600	11,288
Hryvna current accounts	10,873	9,535
Hryvna deposit accounts	—	35,753
Uzbek som current accounts	150,547	91,236
Turkmenian manat current accounts	1,501	10,568
Armenian dram current accounts	1,616	2,160
Other	144	225

Total cash and cash equivalents	$1,850,826	$927,694

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	$5,933
Other			18

Total			$86,242

        Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

7. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2011 and 2010 comprised the following:

	December 31,
	2011	2010
Subscribers	$351,786	$384,903
Interconnect	112,751	120,948
Dealers	106,000	108,010
Roaming	283,830	224,687
Other	106,402	80,022
Allowance for doubtful accounts	(96,961)	(120,468)

Trade receivables, net	$863,808	$798,102

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Balance, beginning of year	$120,468	$97,653	$69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)

Balance, end of year	$96,961	$120,468	$97,653

INVENTORY AND SPARE PARTS	12 Months Ended
Dec. 31, 2011
INVENTORY AND SPARE PARTS
INVENTORY AND SPARE PARTS

8. INVENTORY AND SPARE PARTS

        Inventory and spare parts as of December 31, 2011 and 2010, comprised the following:

	December 31,
	2011	2010
Handsets and accessories	$223,764	$234,166
Spare parts for telecommunication equipment	28,533	34,687
SIM cards and prepaid phone cards	10,445	21,879
Advertising materials	1,320	2,011
Other materials	27,013	27,213

Total inventory and spare parts	$291,075	$319,956

        Obsolescence expense for the years ended December 31, 2011, 2010 and 2009, amounted to $30.2 million, $27.8 million and $4.1 million, respectively, and was included in general and administrative expenses in the accompanying consolidated statements of operations. Spare parts for telecommunication equipment included in inventory are expected to be utilized within the twelve months following the statement of financial position date.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2011 and 2010, was as follows:

		December 31,
	Useful lives, months
		2011	2010
Network, base station equipment and related leasehold improvements (including leased assets of $1.2 million and $1.2 million)	60 - 204	$11,419,352	$10,631,101
Office equipment, computers and other	36 - 60	1,231,907	1,102,584
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	758,898	742,263
Vehicles (including leased assets of $31.5 million and $33.7 million)	36 - 60	87,786	81,085

Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)		13,497,943	12,557,033
Accumulated depreciation (including leased assets of $11.4 million and $5.6 million)		(7,023,556)	(6,196,117)
Construction in progress and equipment for installation		1,730,965	1,610,914

Property, plant and equipment, net		$8,205,352	$7,971,830

        Depreciation expense during the years ended December 31, 2011, 2010 and 2009, amounted to $1,811.6 million, $1,521.6 million and $1,380.8 million, respectively.

        Depreciation of the assets recorded as capital leases amounted to $9.5 million, $2.8 million and $10.2 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2011, 2010 and 2009 amounted to $1.8 million, $0.5 million and $1.5 million, respectively.

LICENSES	12 Months Ended
Dec. 31, 2011
LICENSES
LICENSES

10. LICENSES

        In connection with providing telecommunication services, the Group has been issued various licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Ministry, the Group has gained access to various telecommunications licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local telecommunications authorities.

        As of December 31, 2011 and 2010, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2011	2010
Russia	$20,320	$229,209
Uzbekistan	196,517	196,517
Armenia	192,186	203,993
Ukraine	49,494	49,414

Licenses, at cost	458,517	679,133
Accumulated amortization	(231,006)	(384,405)

Licenses, net	$227,511	$294,728

        Amortization expense for the years ended December 31, 2011, 2010 and 2009, amounted to $60.1 million, $76.3 million and $78.7 million, respectively.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2011, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is two years.

        The Group has limited experience with the renewal of its existing licenses covering the territories of the Group's foreign subsidiaries. Licenses for the provision of telecommunication services in MTS Ukraine, Uzdunrobita and K-Telecom are valid until 2013, 2016 and 2019, respectively. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in cessation of the Group's operational activity in Turkmenistan (Note 4). Management believes that all other licenses required for the Group's operations will be renewed upon expiration, though there is no assurance of such renewals and the Group has limited experience in seeking renewal of such licenses.

        Based solely on the cost of amortizable operating licenses existing as of December 31, 2011 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2016 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2012	$36,186
2013	31,016
2014	29,804
2015	29,797
2016	29,791
Thereafter	70,917

Total	$227,511

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new license acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include targets for service start date, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

11. GOODWILL

        The change in the net carrying amount of goodwill for 2011 and 2010 by reportable segments was as follows:

	Russia	Ukraine	Other	Total
Balance at January 1, 2010
Gross amount of goodwill	$598,349	$5,311	$248,579	$852,239
Accumulated impairment loss	(48,466)			(48,466)

	549,883	5,311	248,579	803,773

Acquisitions (Note 3)	175,307	—	—	175,307
Currency translation adjustment	(3,328)	16	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	769,958	5,327	254,146	1,029,431
Accumulated impairment loss	(48,096)			(48,096)

	721,862	5,327	254,146	981,335

Acquisitions (Note 3)	185,690	—	—	185,690
Finalization of purchase accounting	6,945	—	—	6,945
Currency translation adjustment	(46,988)	(19)	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	913,037	5,308	245,713	1,164,058
Accumulated impairment loss	(45,528)	—	—	(45,528)

	$867,509	$5,308	$245,713	$1,118,530

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

12. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2011 and 2010 comprised the following:

		December 31, 2011			December 31, 2010
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,668,715	$(1,042,773)	$625,942	$1,682,959	$(1,056,324)	$626,635
Acquired customer base	60 to 372	262,156	(68,741)	193,415	343,920	(111,775)	232,145
Rights to use radio frequencies	24 to 180	353,776	(138,546)	215,230	314,722	(100,496)	214,226
Accounting software	13 to 60	141,084	(98,672)	42,412	118,673	(87,623)	31,050
Numbering capacity with finite contractual life	24 to 120	75,803	(70,979)	4,824	90,408	(79,821)	10,587
Office software	13 to 120	123,452	(72,752)	50,700	84,343	(50,711)	33,632
Other	12 to 120	110,913	(44,625)	66,288	95,179	(30,199)	64,980

		2,735,899	(1,537,088)	1,198,811	2,730,204	(1,516,949)	1,213,255

Prepayments for intangible assets		84,985	—	84,985	273,239	—	273,239

Numbering capacity with indefinite contractual life		78,491	—	78,491	55,144	—	55,144

Total other intangible assets		$2,899,375	$(1,537,088)	$1,362,287	$3,058,587	$(1,516,949)	$1,541,638

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. Numbering capacity with an indefinite contractual life is not amortized.

        Amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $454.0 million, $399.8 million and $374.5 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2011 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2016 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2012	$401,450
2013	290,930
2014	175,260
2015	101,250
2016	55,160
Thereafter	174,761

Total	$1,198,811

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Weighted-average amortization period for billing and telecommunication software acquired during the years ended December 31, 2011 and 2010 is four years.

INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

13. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2011 and 2010, the Group's investments in and advances to associates comprised the following:

	December 31,
	2011	2010
MTS Belarus—equity investment	$176,659	$227,130
MTS Belarus—loan receivable	—	3,000
Intellect Telecom—equity investment	11,388	11,662

Total investments in and advances to associates	$188,047	$241,792

        MTS Belarus—In April 2008 the Group entered into a credit facility agreement with MTS Belarus valid till March 15, 2009. The facility allowed MTS Belarus to borrow up to $33.0 million and bore annual interest of 10.0%. In the year ended December 31, 2009 the maturity date was extended to March 15, 2010 and the total allowable amount was increased to $46.0 million. In the year ended December 31, 2010 the maturity date was prolonged till March 15, 2011. The credit facility was fully paid upon maturity.

        The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$417,555	$527,609
Total liabilities	92,884	72,533
Net income	107,533	145,707

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$19,210	$25,227
Total liabilities	3,110	34,180
Net loss	6,765	6,831

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations. For the years ended December 31, 2011, 2010 and 2009, this share amounted to $49.4 million, $70.6 million and $60.3 million, respectively.

INVESTMENT IN SHARES OF SVYAZINVEST	12 Months Ended
Dec. 31, 2011
INVESTMENT IN SHARES OF SVYAZINVEST
INVESTMENT IN SHARES OF SVYAZINVEST

14. INVESTMENT IN SHARES OF SVYAZINVEST

        In December 2006, as a part of its program of regional expansion, the Group acquired a 25% stake plus one share in Telecommunication Investment Joint Stock Company ("Svyazinvest") from Mustcom Limited for a total consideration of approximately $1,390.0 million, including cash of $1,300.0 million and the fair value of a call and put option of $90.0 million. Svyazinvest is a holding company that holds controlling stakes in seven publicly traded incumbent fixed-line operators ("MRKs") based in all seven Federal districts of Russia, Rostelecom, a publicly traded long-distance fixed-line operator operating a Russia-wide network, and several other entities, the majority of which are non-public.

        Based on an analysis of all relevant factors, management determined that the acquisition of 25% plus one share of Svyazinvest does not allow the Group to exercise significant influence over this entity due to its legal structure and certain limitations imposed by Svyazinvest's charter documents. Accordingly, the Group accounted for its investment in Svyazinvest under the cost method.

        In November 2009, the Group, Sistema and Svyazinvest ("the Parties") signed a non-binding memorandum of understanding ("MOU"), under which the Parties agreed to enter into a series of transactions which would ultimately result in (i) disposal of the Group's investment in Svyazinvest to a state-controlled enterprise; (ii) noncash extinguishment of the Group's indebtedness to Sberbank (Note 16); (iii) increase in Sistema's ownership in Sky Link to 100% (Note 22) and disposal of this investment to Svyazinvest; and (iv) disposal of 28% of MGTS' common stock owned by Svyazinvest to Sistema.

        Based on the estimated fair values of the elements of the assets to be exchanged and liabilities to be extinguished under the MOU and other relevant factors, management conducted an impairment analysis of the Group's investment in Svyazinvest as of December 31, 2009. Based on the MOU, the estimated fair value of the investment, which included significant unobservable inputs (Level 3 of the hierarchy established by the U.S. GAAP guidance), was approximately RUB 26.0 billion ($859.7 million as of December 31, 2009) compared to a carrying value of RUB 36.5 billion ($1,205.5 million as of December 31, 2009). As a result, during the year ended December 31, 2009 the Group recorded an impairment loss of RUB 10.5 billion ($349.4 million).

        In September 2010, the Group completed the sale of its Svyazinvest stake for cash consideration of RUB 26.0 billion and repaid the outstanding debt to Sberbank in the amount of RUB 26.0 billion with proceeds from the sale. In connection with the sale of the 25% plus one share stake in Svyazinvest the Group incurred consultancy fees due to Sistema-Invenchure, a subsidiary of Sistema, in the amount of RUB 291.2 million ($9.6 million at September 2010 average rate). No gain or loss was recognized upon sale.

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
OTHER INVESTMENTS

15. OTHER INVESTMENTS

        As of December 31, 2011 and 2010, the Group's other investments comprised the following:

			December 31,
	Annual interest rate	Maturity date
			2011	2010
Investments in ordinary shares (Related parties) (Note 22)	—	—	$9,498	$9,763
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 22)	6%	2015	92,700	91,503
Promissory notes of Sistema (Note 22)	0.0%	2017	19,209	20,293
Promissory notes of Sistema (Note 22)	0.0%	on demand	—	4,162
Other	—	—	2,035	2,861

Total other investments			$123,442	$128,582

        The Group does not discount promissory notes and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

        In December 2010 the Group granted a $90.0 million loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% noncontrolling stake in K-Telecom, the Group's subsidiary in Armenia. Simultaneously, the Group signed an amendment to the put and call option agreement for the remaining 20% stake (Note 24). According to the amendment, the call exercise price shall be reduced by deducting any outstanding balance on the loan amount and all accrued and unpaid interest and any other sums due and outstanding under the loan agreement at the time of exercise. Interest accrued on the loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche for the years ended December 31, 2011 and 2010, amounted to $4.1 million and $0.4 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
BORROWINGS

16. BORROWINGS

        Notes—As of December 31, 2011 and 2010, the Group's notes consisted of the following:

	Currency	Interest rate	2011	2010
MTS International Notes due 2020	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	465,895	492,176
MTS OJSC Notes due 2016	RUB	14.25%	465,895	492,176
MTS OJSC Notes due 2014	RUB	7.60%	422,988	492,176
MTS Finance Notes due 2012(1)	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	310,597	328,117
MTS OJSC Notes due 2018	RUB	8.00%	298,499	315,337
MTS OJSC Notes due 2015	RUB	7.75%	234,097	39,823
MTS OJSC Notes due 2013	RUB	7.00%	13,318	13,249
Plus: unamortized premium			608	—
Less: unamortized discount			(15)	(202)

Total notes			$3,361,882	$3,322,852
Less: current portion			(865,880)	(492,176)

Total notes, long-term			$2,496,002	$2,830,676

(1)
Fully repaid on January 25, 2012

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2012 (MTS OJSC Notes due 2016), in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In May 2011 the Group changed the coupon rate for MTS OJSC Notes due 2014 from 16.75% to 7.6%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2014 at the request of eligible noteholders in the amount of RUB 1.1 billion ($39.3 million as of the date of the transaction). The new coupon rate is valid till the final due dates of the notes.

        The fair values of notes based on the market quotes as of December 31, 2011 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	107.33	$804,975
MTS OJSC Notes due 2016	MICEX	103.60	482,667
MTS OJSC Notes due 2020	MICEX	96.90	451,452
MTS OJSC Notes due 2014	MICEX	97.55	412,625
MTS Finance Notes due 2012	Luxembourg stock exchange	100.50	402,000
MTS OJSC Notes due 2018	MICEX	101.50	303,019
MTS OJSC Notes due 2017	MICEX	96.15	298,639
MTS OJSC Notes due 2015	MICEX	97.50	228,245
MTS OJSC Notes due 2013	MICEX	95.00	12,652

Total notes			$3,396,274

        Bank loans—As of December 31, 2011 and 2010, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2011)
	Maturity		2011	2010
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2012 - 2020	LIBOR+1.15% (1.96%)	$580,742	$—
Skandinavska Enskilda Banken AB	2012 - 2017	LIBOR+0.23% - 1.8% (1.03% - 2.61%)	204,507	242,013
EBRD	2012 - 2014	LIBOR+1.51% - 3.1% (2.32% - 3.91%)	83,333	116,667
HSBC Bank plc and ING BHF Bank AG	2012 - 2014	LIBOR+0.3% (1.11%)	51,503	71,244
Citibank International plc and ING Bank N.V.	2012 - 2013	LIBOR+0.43% (1.23%)	40,688	62,486
HSBC Bank plc, ING Bank and Bayerische Landesbank	2012 - 2015	LIBOR+0.3% (1.11%)	42,961	59,570
Commerzbank AG, ING Bank AG and HSBC Bank plc	2012 - 2014	LIBOR+0.3% (1.11%)	36,495	51,285
Barclays	Fully repaid in February 2011	—	—	46,047
ABN AMRO Bank N.V.	2012 - 2013	LIBOR+0.35% (1.16%)	12,574	18,861
Other	2012 - 2013	Various	9,356	7,569

			$1,062,159	$675,742
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2012 - 2018	EURIBOR+1.65% (3.27%)	$64,033	$52,159
LBBW	2012 - 2017	EURIBOR+0.75% (2.37%)	36,215	43,201
Bank of China	2012 - 2016	EURIBOR+1.95% (3.57%)	116,812	35,123
ABN AMRO Bank N.V.	2012 - 2013	EURIBOR+0.35% (1.97%)	8,958	13,740
Other	2012 - 2013	Various	8,064	3,060

			$234,082	$147,283
RUB-denominated:
Sberbank	2015 - 2017	8.50%(1)	$3,105,967	$1,968,704
Bank of Moscow	2013	7.80%	434,835	459,364
Gazprombank	2013 - 2015	8.75%	341,656	360,929
Gazprombank	2013 - 2015	8.75%	130,451	137,809
Sberbank	2011	—	—	19,234
Other	2012 - 2023	Various	25,057	34,377

			$4,037,966	$2,980,417
Debt-related parties	2012	Various	6,799	14,563

			$6,799	$14,563
Total bank loans			$5,341,006	$3,818,005
Less: current portion			(283,025)	(256,052)

Total bank loans, long-term			$5,057,981	$3,561,953

(1)
Initially the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        During 2010 and 2011, the Group renegotiated interest rates and maturities schedules for its several credit facilities. The amendments to the agreements, which resulted in the change in the present value of cash flows under the new terms to the present value of cash flows under the original terms exceeding 10%, were treated as substantial modifications of debt with the immediate write off of the related debt issuance costs capitalized by the Group. In 2010 the Group suffered an additional loss of $26.7 million as a result of substantial debt modification. None of the amendments to the credit facilities agreements of the Group signed in 2011 were considered to be substantial.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to get them ready for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2011, 2010 and 2009 were $52.3 million, $43.9 million and $72.3 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method.

        Interest expense net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2011, 2010 and 2009, were $628.4 million, $688.0 million and $535.0 million, respectively.

        Compliance with covenants—Subject to certain exceptions and qualifications, the indenture governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 contain covenants limiting the Group's ability to incur debt, create liens, sell or transfer lease properties, enter into loan transactions with affiliates, merge or consolidate with another person or convey its properties and assets to another person, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of $10.0 million and $15.0 million, respectively, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        Also, the indentures governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 give noteholders the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group. The Group is required to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        If the Group fails to meet these covenants, after certain notice and cure periods, the noteholders can accelerate the debt to be immediately due and payable.

        The prospectus governing MTS OJSC Notes contains certain covenants which limit the Group's ability to delist the notes from the quotation lists and delay the coupon payments.

        Bank loans of the Group are subject to certain restrictive covenants, including, but not limited to, certain financial ratios, limitations on dispositions of assets and limitations on transactions with associates, requirements to maintain ownership in certain subsidiaries.

        Most of the Group's loans also include an event of default consisting in rendering of judgment requiring payment of money in an amount in excess of $10.0 million and the continuance of any such judgment unsatisfied and in effect for any period of 60 consecutive calendar days without a stay of execution.

        On November 11, 2010 an international arbitration tribunal constituted under the rules of the London Court of International Arbitration rendered an award with regards to arbitration commenced by Nomihold Securities Inc. in January 2007. The award requires the Group's subsidiary, MTS Finance, to honor Nomihold's option to sell MTS Finance the remaining 49% stake in Tarino Limited for $170 million, plus $5.88 million in damages and $34.0 million in interest to compensate it for related costs. MTS Finance applied to arbitration tribunal for correction of the award, however the application was rejected and the award became final on January 5, 2011. In connection with the above mentioned restriction concerning the unsatisfied liability arising from any judgment against a member of the Group, prior to the date these consolidated financial statements were issued, the Group obtained consents from the noteholders of MTS Finance Notes due 2012 and MTS International Notes due 2020 and from certain banks, except for Barclays Bank (which was fully repaid in February 2011), to (1) waive certain defaults and events of default which might arise under the loan agreements as a result of and in connection with the award, and (2) certain amendments to the loan agreements to avoid possible future events of default which may arise as a result of the award.

        The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2011.

        Pledges—The vendor financing agreement between K-Telecom and Intracom, a related party, with total amount as of December 31, 2011 and 2010 of $6.8 million and $14.3 million, respectively is secured by the telecommunication equipment and other assets supplied under the agreement with carrying value of $2.0 million and $8.2 million, respectively.

        Available credit facilities—As of December 31, 2011, the Group's total available unused credit facilities amounted to $1,321 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees	Available till	Available amount
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	December 2012	$468,710
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	June 2012/ February 2013	388,290
Sberbank	2014	MosPrime 3m+1.325%	0.10%	September 2014	310,597
ING Bank Eurasia	2012	MosPrime/LIBOR/EURIBOR + 1.25%	—	July 2012	77,649
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	76,096

Total available credit facilities					$1,321,342

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2016 and thereafter:

	Notes	Bank loans
Payments due in the year ended December 31,
2012	$865,880	$283,025
2013	311,817	785,015
2014	422,988	512,403
2015	700,600	1,266,546
2016	—	1,184,419
Thereafter	1,060,597	1,309,598

Total	$3,361,882	$5,341,006

        On February 28, 2012, subsequent to the statement of financial position date, the Group voluntarilly repaid the full amount due under credit facilities of Gazprombank drawn by MTS OJSC in December 2009 and December 2010 with an original maturity in 2013-2015. In the maturity schedule presented above, the principal outstanding as of December 31, 2011 under these facilities and totaling $472.1 million is included in payments due in the years ended December 31, 2013, 2014 and 2015 in the amounts of $78.7 million, $314.7 million and $78.7 million, respectively, in accordance with their original maturity.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

17. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2011 and 2010, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2011	2010
Balance, beginning of the year	$78,039	$88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)

Balance, end of the year	$69,717	$78,039

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate.

DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2011
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

18. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2011 and 2010, were as follows:

	2011	2010
Balance at the beginning of the year	$155,288	$163,098
Payments received and deferred during the year	76,562	89,030
Amounts amortized and recognized as revenue during the year	(96,676)	(95,706)
Currency translation adjustment	(5,750)	(1,134)

Balance at the end of the year	129,424	155,288
Less: current portion	(49,868)	(49,212)

Non-current portion	$79,556	$106,076

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

19. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2011 mature in 2012-2015.

        The Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate for 21.33% of its USD- and Euro-denominated bank loans outstanding as of December 31, 2011.

        Further, in 2009 the Group entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts matured in 2011.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2011 and 2010.

		December 31,
	Statement of financial position location	2011	2010
Asset derivatives
Interest rate swaps	Other non-current assets	$2,341	$3,322

Total		$2,341	$3,322

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(14,676)	$(31,315)
Interest rate swaps	Other payables	(1,283)	—
Cross-currency interest rate swaps	Other payables	—	(3,469)

Total		$(15,959)	$(34,784)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009. The amounts presented include ineffective portion of derivative instruments and amounts reclassified into earnings from accumulated other comprehensive income.

		Year ended December 31,
	Location of loss recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(13,502)	$(32,726)	$(8,392)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(1,862)	(37,820)	(24,299)

Total		$(15,364)	$(70,546)	$(32,691)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$7,978	$3,541	$(0,976)
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	(1,862)	2,011	(4,505)

Total		$6,116	$5,552	$(5,481)

        In February 2011 the Group repaid the full amount due under the Barclays bank credit facility granted in 2005 with an original maturity in 2014. The voluntary prepayment of principal and interest in the amount of $46.3 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and certain credit facility.

        In October 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of $162.2 million resulted in an immediate termination of the hedging relationship between designated cross-currency interest rate swap agreements and the Syndicated Loan Facility.

        In February 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in the amount of $707.4 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the Syndicated Loan Facility.

        After the termination of hedge relationships the amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified to earnings, going forward those derivatives are marked to market through earnings. The following table presents the amount of accumulated other comprehensive loss reclassified into earnings (currency exchange and transaction loss and interest expense) during the years ended December 31, 2011, 2010 and 2009 due to termination of hedging relationships.

		Year ended December 31,
	Location of (loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(2,032)	$(12,020)	$—
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	(3,228)	—

Total		$(2,032)	$(15,248)	$—

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009.

	2011	2010	2009
Accumulated derivatives loss, beginning of the year, net of tax of $3,716, $10,073, $4,179, respectively	$(14,865)	$(40,293)	$(16,714)
Fair value adjustments on hedging derivatives, net of tax of $795, $9,939, $7,191, respectively	(3,181)	(39,757)	(28,764)
Amounts reclassified into earnings during the period, net of tax of $(2,636), $(16,296), $(1,296), respectively	10,545	65,185	5,185

Accumulated derivatives loss, end of the year, net of tax of $1,875, $3,716, $10,073	$(7,501)	$(14,865)	$(40,293)

        As of December 31, 2011, the outstanding hedge instruments were highly effective. Approximately $9.1 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in cash flows from operating activities in the consolidated statement of cash flows for the years ended December 31, 2011, 2010 and 2009.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements, the Group has a combination of put and call option rights to acquire $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements will mature in 2012.

        Buy-out put option—On December 23, 2010, simultaneously with the meeting of MTS' shareholders (Note 1), a meeting of Comstar-UTS' shareholders approved the reorganization of Comstar-UTS through a statutory merger into MTS OJSC. In accordance with Russian legislation, shareholders who voted against or did not vote on the merger have the right to sell their shares back to Comstar-UTS for cash at a price set by the company's Boards of Directors, subject to a statutory limit of 10% of the company's net asset value under Russian Accounting Standards. Eligible shareholders should file a buyout demand within 45 (forty five) days of the adoption of the resolution on reorganization. The buy-out of shares must be carried out within 30 days after the expiry of the period set for the buyout demand being made. The fair value of the Group's liability under the put option as of December 31, 2010 was estimated at $11.6 million using an option pricing model. The option was exercised in 2011.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2011 and 2010.

		December 31,
	Statement of financial position location
		2011		2010
Asset derivatives:
Foreign currency options	Other non-current assets		$—	$247
Foreign currency options	Other current assets		894	—

Total			$894	$247

Liability derivatives:
Foreign currency options	Other payables	$		$(92)
Buy-out put option	Other payables		—	(11,636)
Foreign currency options	Other long-term liabilities		—	(2,520)

Total			$—	$(14,248)

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Foreign currency options	Currency exchange and transaction gain/(loss)	$3,258	$1,916	$(4,280)
Purchased call option	Change in fair value of derivatives	—	—	(5,420)
Currency forward	Currency exchange and transaction gain	—	—	12,788

Total		$3,258	$1,916	$3,088

  Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis and there were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2011 and 2010 (see Note 2).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2011 and 2010:

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant other observable inputs (Level 2) as of December 31, 2010
Assets:
Interest rate swap agreements	$2,341	3,322
Currency option agreements	894	247
Liabilities:
Interest rate swap agreements	$(15,959)	(31,315)
Buy-out put option	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)
Currency option agreements	—	(2,612)

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
ACCRUED LIABILITIES

20. ACCRUED LIABILITIES

	December 31,
	2011	2010
Accruals for services	$308,457	$365,447
Accruals for taxes	156,451	186,492
Accrued payroll and vacation	90,498	159,171
Interest payable on debt	90,125	76,804
Accruals for payments to social funds	8,339	11,890

Total accrued liabilities	$653,870	$799,804

INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX
INCOME TAX

21. INCOME TAX

        Provision for income taxes for the years ended December 31, 2011, 2010 and 2009 was as follows:

	Year ended December 31,
Income before income taxes	2011	2010	2009
Russia	$1,807,154	$1,817,583	$1,220,730
Other jurisdictions	292,198	248,048	278,410

Total	$2,099,352	$2,065,631	$1,499,140

Current income tax expense
Russia	$448,729	$456,424	$304,231
Other jurisdictions	71,343	106,212	99,292

Total	$520,072	$562,636	$403,523

Deferred income tax expense/(benefit)
Russia	$1,606	$(35,529)	$131,485
Other jurisdictions	9,942	(9,919)	(29,961)

Total	$11,548	$(45,448)	$101,524

        The statutory income tax rates in jurisdictions in which the Group operates for 2011 were as follows: Russia, Armenia—20.0%, Uzbekistan—3.4%. In the first quarter of 2011 the rate of 25% was applied in Ukraine, since April 1, 2011 the rate was decreased to 23%.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2011, 2010 and 2009 as follows:

	2011	2010	2009
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.8	3.5	4.9
Currency exchange and transaction loss	—	—	0.5
Unrecognized tax benefits	(0.2)	0.1	(0.2)
Settlements with tax authorities	(0.5)	(1.0)	(2.9)
Different tax rate of foreign subsidiaries	(0.2)	(0.5)	(2.0)
Earnings distribution from subsidiaries	2.9	0.7	6.8
Disposal of treasury stock	—	—	(4.1)
Effect of change in tax rate in Ukraine	0.8	0.7	—
Change in valuation allowance	(0.2)	(0.2)	10.3
Comstar corporate reorganization	—	—	0.4
Impairment of long-lived assets	—	1.3	—
Other	(0.1)	0.4	—

Effective income tax rate	25.3%	25.0%	33.7%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$140,371	$211,307
Other intangible assets	—	1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)

Total deferred tax assets	386,947	477,430

Deferred tax liabilities
Licenses acquired	$(35,377)	$(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)

Total deferred tax liabilities	(363,151)	(453,026)

Net deferred tax asset	23,796	24,404

Net deferred tax asset, current	$189,622	$234,658
Net deferred tax asset, non-current	$62,102	$81,816
Net deferred tax liability, long-term	$(227,928)	$(292,070)

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2011 and 2010:

		2011		2010
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$431,461	125,124	$429,186	124,464
Russia (Comstar-UTS, RTC and other)	2012-2021	390,945	78,189	362,096	72,419

Total		$822,406	203,313	$791,282	196,883

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

Valuation allowances	2011	2010
Sale of investment in Svyazinvest	$66,596	$66,887
Operating loss in Luxemburg (MGTS Finance S.A.)	94,692	94,032
Other	1,787	5,075

Total	$163,075	$165,994

        As of December 31, 2011 and 2010 the Group recognized deferred income tax liabilities of $52.5 million and $63.8 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on $1,088.2 million and $1,309.4 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        No deferred tax liability was recognized on undistributed earnings of Uzdunrobita as of December 31, 2011 and 2010 as the Group plans to indefinitely reinvest earnings in this entity. As of December 31, 2011 and 2010 the amount of undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to $647.8 million and $594.6 million, respectively (unaudited) and the related unrecognized deferred tax liability for these earnings in amounted to $117.0 million and $106.4 million respectively.

        As of December 31, 2011, 2010 and 2009, the Group included accruals for uncertain tax positions in the amount of $16.3 million, $14.0 million and $10.6 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance, beginning of the year	$13,993	$10,607	$12,360
Additions based on tax position related to the current year	9,149	14,590	2,094
Additions based on tax positions related to prior years	2,647	1,504	—
Additions based on tax of acquired entities	5,129	7,587	1,521
Reduction in tax positions related to prior years	(5,213)	(2,141)	(1,778)
Settlements with tax authorities	(8,323)	(18,109)	(3,305)
Currency translation adjustment	(1,044)	(45)	(285)

Balance, end of the year	$16,338	$13,993	$10,607

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2011, 2010 and 2009 amounted to a charge of $0.1 million, charge of $3.3 million and reversal of ($0.6) million respectively, and are included in income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled $6.1 million and $3.3 million as of December 31, 2011 and 2010, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.

RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES
RELATED PARTIES

22. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2011 and 2010, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2011	2010
Accounts receivable:
Sitronics, a subsidiary of Sistema	$2,736	$1,320
Intellect Telecom, a subsidiary of Sistema	359	117
Other related parties	1,393	1,236

Total accounts receivable, related parties	$4,488	$2,673

Accounts payable:
Sitronics, a subsidiary of Sistema	$42,715	$37,007
Maxima, a subsidiary of Sistema	11,986	8,965
Other related parties	2,281	7,012

Total accounts payable, related parties	$56,982	$52,984

Operating transactions

        For the years ended December 31, 2011, 2010 and 2009, operating transactions with related parties are as follows:

	2011	2010	2009
Revenues from related parties:
MTS Belarus (roaming services)	$6,520	$2,589	$—
Sitronics and subsidiaries (fixed line services)	$4,218	$3,577	$3,656
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$—	$33,869	$43,174
Sky Link and subsidiaries (interconnection and other)	—	7,395	9,857
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	—	11,465
Other related parties	2,743	4,827	3,997

Total revenues from related parties	$13,481	$52,257	$72,149

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$81,905	$76,158	$102,005
Sitronics, a subsidiary of Sistema (IT consulting)	48,023	56,610	52,211
MTS Belarus, an associated company of the Group	10,516	5,539	—
AB Safety, an affiliate of Sistema (security services)	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema (advertising)	1,005	59,171	23,782
Svyazinvest and subsidiaries (interconnection and other)	—	29,210	28,997
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 14))	—	11,262	—
City Hals (rent, repair, maintenance and cleaning services)	—	9,542	9,988
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	—	18,115
Other related parties	10,792	15,584	15,705

Total operating expenses incurred on transactions with related parties	$162,316	$272,343	$256,379

        In December 2011 the Group acquired 100% of Sistema-Invenchur (see Note 3).

        During the year ended December 31, 2010 Sky Link, Sistema-Hals, City Hals, a subsidiary of Sistema-Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

Investing and financing transactions

        During the years ended December 31, 2011 and 2010 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2011	2010
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 15)
Sistema	$19,209	$24,455
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	92,700	91,503

Total other investments to related parties	$111,909	$115,958

Investments in shares (Note 15)
MBRD, a subsidiary of Sistema	4,930	5,208
Sistema Mass Media, a subsidiary of Sistema	3,622	3,827
Other	946	728

Total investments in shares of related parties	$9,498	$9,763

        Moscow Bank of Reconstruction and Development ("MBRD")—The Group maintains certain bank accounts with MBRD, a subsidiary of Sistema, and had a number of loan and deposit agreements prior to the year ended December 31, 2011. As of December 31, 2011 and 2010, the Group's cash position at MBRD amounted to $311.5 million and $378.7 million in current accounts, respectively. Interest accrued on the deposits and cash on current accounts for the years ended December 31, 2011, 2010 and 2009, amounted to $14.9 million, $19.7 million and $25.1 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations.

        Sistema—In November 2009, the Group accepted a promissory note from Sistema as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 15). The note is interest free and is repayable in 2017. As of December 31, 2011 and 2010 the amount receivable of $19.2 and $20.3 million was included in other investments in the accompanying consolidated statement of financial position.

        In June 2010, the Group accepted a promissory note from Sistema in exchange for promissory note of Sky Link. The note was interest free and was repaid upon demand in the year ended December 31, 2011. As of December 31, 2011 and 2010 the amount receivable of $nil and $4.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Investments in ordinary shares—As of December 31, 2011 and 2010 the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling $9.5 million and $9.8 million, respectively, included in other investments in the accompanying consolidated statement of financial position. The main investments are 1.8% of MBRD and 3.14% of Sistema Mass-Media ("SMM"), subsidiaries of Sistema.

        Sky Link and subsidiaries—In 2009, Sky Link, an affiliate of Sistema, repaid the Group $14.3 million of outstanding indebtedness, which resulted in partial reversal of a provision for uncollectible loans recorded by the Group in 2007 and recognition of a gain of $4.3 million in the accompanying consolidated statement of operations for the year ended December 31, 2009. In the year ended December 31, 2010, Sky Link and its subsidiaries ceased to be related to the Group.

        Sitronics—During the years ended December 31, 2011, 2010 and 2009, the Group acquired from Sitronics and its subsidiaries telecommunications equipment, software and billing systems (FORIS) for approximately $503.2 million, $272.6 million and $190.1 million, respectively. In addition during the years ended December 31, 2011, 2010 and 2009, the Group purchased SIM cards and prepaid phone cards for approximately $79.5 million, $29.9 million and $32.4 million, respectively, and incurred expenses of $48.0 million, $56.6 million and $52.2 million, respectively, under an IT consulting agreement.

        As of December 31, 2011 and 2010 the advances given to Sitronics and its subsidiaries amounted to $57.6 million and $144.6 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.

        Maxima Advertising Agency ("Maxima")—During the years ended December 31, 2011, 2010 and 2009, the Group had agreements for advertising services with Maxima, a subsidiary of Sistema. Advertising costs related to Maxima for the years ended December 31, 2011, 2010 and 2009, amounted to $81.9 million, $76.2 million and $102.0 million, respectively.

        Mediaplanning—During the years ended December 31, 2011, 2010 and 2009, the Group entered into a number of agreements to purchase advertising services with Mediaplanning, a subsidiary of Sistema. Related advertising costs recorded for the years ended December 31, 2011, 2010 and 2009 amounted to $1.0 million, $59.2 million and $23.8 million, respectively. In the year ended December 31, 2011, the Group ceased its relationship with this contractor.

        Svyazinvest—The Group has entered into various agreements with Svyazinvest and its subsidiaries relating to the provision of interconnect and other services. In connection therewith, during the years ended December 31, 2010 and 2009, we incurred expenses of $29.2 million and $29.0 million, respectively, payable to Svyazinvest, and accrued revenues of $33.9 million and $43.2 million, respectively, from Svyazinvest. During the year ended December 31, 2010 Svyazinvest ceased to be related to the Group (Note 14).

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

23. STOCKHOLDERS' EQUITY

        Share capital—In April, 2011 as result of the issuance of additional MTS shares for the purposes of conversion of Comstar-UTS shares, the Company's charter capital increased by 73,087,424 ordinary shares to a total of 2,066,413,562 ordinary shares of which 1,988,916,837 were outstanding as of December 31, 2011. The Company' share capital comprises 1,993,326,138 issued common shares with 1,916,869,262 outstanding as of December 31, 2010.The total shares in treasury stock comprised 77,496,725 and 76,456,876 as of December 31, 2011 and 2010, respectively.

        Each ADS initially represented 20 shares of common stock of the Company. Effective January 2005, the ratio was changed to 1 ADS per 5 ordinary shares. Effective May 2010, the ratio was changed to 1 ADS per 2 ordinary shares.

        The Company initially issued a total of 17,262,204 ADSs (172,622,040 ADSs recalculated using the ratio effective May 2010), representing 345,244,080 common shares. As of December 31, 2011 the Group repurchased 13,599,067 ADSs.

        Noncontrolling interest—The Group's equity was affected by changes in the respective subsidiaries' ownership interests as follows:

	December 31,
	2011	2010	2009
Net income attributable to the Group	$1,443,944	$1,380,631	$1,014,203

Transfers from the noncontrolling interest
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in Comstar-UTS	(41,377)	(115,350)	45,284
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	429,409	—	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	11,636	—	—
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in MGTS	(272,840)	—	269,281
Change in own equity due to acquisition of noncontrolling interest in TS-Retail	—	(15,932)	—
(Decrease) in own equity due to acquisition of noncontrolling interest in Dagtelecom	—	—	(7,679)
(Decrease) in own equity due to acquisition of noncontrolling interest in other subsidiaries	(738)	(10,302)	(487)

Net transfers from the noncontrolling interest	126,090	(141,584)	306,399

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,570,034	$1,239,047	$1,320,602

        Accumulated other comprehensive income—The following table represents accumulated other comprehensive income balance, net of taxes, for the years ended December 31, 2011, 2010 and 2009:

	Currency translation adjustment	Unrealized gains/loss on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/loss
Balance as of January 1, 2009	(434,320)	(16,714)	5,262	(445,772)
Current-period change	(280,074)	(23,579)	1,003	(302,650)
Balance as of December 31, 2009	(714,394)	(40,293)	6,265	(748,422)
Current-period change	(45,257)	25,428	(3,706)	(23,535)
Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)
Current-period change	(205,339)	7,364	5,940	(192,035)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

        Dividends—In 2007, the Board of Directors approved a dividend policy, whereby the Group shall aim to make dividend payments to shareholders in the amount of at least 50% of annual net income under U.S. GAAP. The dividend can vary depending on a number of factors, including the outlook for earnings growth, capital expenditure requirements, cash flow from operations, potential acquisition opportunities, as well as the Group's debt position.

        Annual dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined in accordance with Russian statutory accounting regulations, denominated in rubles, after certain deductions. The net income of MTS OJSC for the years ended December 31, 2011, 2010 and 2009 that is distributable under Russian legislation totaled RUB 54,675 million ($1,698.2 million) (unaudited), RUB 27,429 million ($903.2 million) and 33,480 million ($1,055.4 million), respectively.

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Dividends declared (including dividends on treasury shares of $40,006, $35,063 and $45,631, respectively)	$1,066,753	$991,211	$1,265,544
Dividends, U.S. Dollars per ADS(1)	1.03	0.99	3.2
Dividends, U.S. Dollars per share	0.516	0.497	0.647
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

        As of December 31, 2011 and 2010, dividends payable were $0.2 million and $0.6 million, respectively.

        MGTS' preferred stock—MGTS, a subsidiary of Comstar-UTS, had 15,965,850 preferred shares outstanding at December 31, 2011. MGTS' preferred shares carry guaranteed non-cumulative dividend rights amounting to the higher of (a) 10% of MGTS' net profit as determined under Russian accounting regulations and (b) the dividends paid on common shares. No dividends may be declared on common shares before dividends on preferred shares are declared. If the preferred dividend is not paid in full in any year the preferred shares also obtain voting rights, which will lapse after the first payment of the dividend in full. Otherwise, preferred shares carry no voting rights except on resolutions regarding liquidation or reorganization of MGTS and changes/amendments to MGTS' charter restricting the rights of holders of preferred shares. Such resolutions require the approval of 75% of the preferred shareholders. In the event of liquidation, dividends to preferred shareholders that have been declared but not paid have priority over ordinary shareholders.

        In May 2011 MGTS' annual shareholders meeting approved dividends on ordinary and preferred shares totaling RUB 18 961.7 million (approximately $623.9 million) for 2010. In June 2010 MGTS' general shareholders meeting approved dividend on preferred shares totaling RUB 789.4 million (approximately $25.4 million) payment for 2009. As of December 31, 2011 and 2010, dividends payable were $2.1 million and $1.0 million, respectively.

REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

24. REDEEMABLE NONCONTROLLING INTEREST

        In September 2007 the Group acquired an 80% stake in International Cell Holding Ltd, the 100% indirect owner of K-Telecom, Armenia's mobile phone operator, and signed a call and put option agreement to acquire the remaining 20% stake. In December 2010 the Group signed an amendment to the put and call option agreement. According to the amended option agreement, the price for the remaining 20% stake option will be determined by an independent investment bank subject to a cap of EUR 200 million. The put option can be exercised during the period from the next business day following the date of settlement of all liabilities under the loan agreement (Note 16) up to December 31, 2016. The call option can be exercised during the period from July 1, 2010 up to December 31, 2016. If both the call notice and the put notice are served on the same day then the put notice shall be deemed exercised in priority to the call notice. The noncontrolling interest was measured at fair value using a discounted cash flow technique and amounted to $80.6 million and $86.9 million as of December 31, 2011 and 2010 respectively. The fair value was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance).

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

25. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2011, 2010 and 2009, comprised the following:

	2011	2010	2009
Salaries and social contributions	$1,230,564	$1,174,482	$1,004,951
Rent	389,142	338,301	283,957
General and administrative	277,863	251,097	217,847
Repair and maintenance	202,206	180,810	158,165
Taxes other than income	171,778	144,322	181,716
Billing and data processing	62,508	75,960	64,277
Consulting expenses	58,409	61,431	59,000
Provision for obsolescence	30,160	27,825	4,113
Insurance	6,533	7,456	7,612
Business acquisitions related costs	7,089	12,737	11,353

Total	$2,436,252	$2,274,421	$1,992,991

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        To reflect the changes in the structure of the internal organization in 2011, the Group combined the Russia Mobile and Russia Fixed segments. Prior period segment presentation has been retrospectively restated for this change. As a result, geographical areas of business activities are now used as a factor in identifying the following reportable segments.

        The Group operates primarily within two countries, Russia and Ukraine. The Group aligns its business into two reportable segments to effectively manage both the mobile and the fixed line operations as an integrated business and to respond to the demands of the Group's customers.

        The reportable segments consist of (1) Russia, which includes operations throughout the country, and provides a wide range of mobile and fixed line voice and data telecommunications services, including transmission, broadband, pay-TV and various value-added services, i.e. both mobile and fixed line services to customers across multiple regions and (2) Ukraine, which includes operations throughout the country, and currently provides mobile services.

        The "Other" category does not constitute either an operating segment or a reportable segment. Rather, it includes both the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Uzbekistan and Armenia, and corporate division.

        Other unallocated expenses such as interest (income)/expense, impairments and currency exchange and transaction loss/(gain) are shown for purposes of reconciling the Group's segment measure, net operating income, to the Group's consolidated total for each of the three years in the period ended December 31, 2011.

        The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

        Financial information by reportable segment is presented below:

	December 31,
	2011	2010	2009
Net operating revenues from external customers:
Russia	$10,597,310	$9,387,797	$8,064,474
Ukraine	1,099,537	1,050,639	1,025,374
Other	621,841	854,800	777,405

Total net operating revenues from external customers:	$12,318,688	$11,293,236	$9,867,253

Including revenue from mobile services	10,487,988	9,606,354	8,428,578
Including revenue from fixed line services	1,830,700	1,686,882	1,438,675

Intersegment operating revenues:
Russia	$34,968	$27,136	$10,342
Ukraine	43,020	22,191	23,377
Other	21,189	9,572	10,138

Total intersegment operating revenues:	$99,177	$58,899	$43,857

Depreciation and amortization expense:
Russia	$1,752,022	$1,418,727	$1,305,556
Ukraine	344,709	354,154	352,037
Other	238,473	227,615	186,581

Total depreciation and amortization expense	$2,335,204	$2,000,496	$1,844,174

Operating income:
Russia	$2,774,422	$2,673,617	$2,353,380
Ukraine	203,609	144,473	120,248
Other	(168,572)	(84,820)	82,257
Intercompany eliminations	(574)	1,289	—

Net operating income	$2,808,885	$2,734,559	$2,555,885

Net operating income	$2,808,885	$2,734,559	$2,555,885
Currency exchange and transaction loss (gain)	158,066	(20,238)	252,694
Interest income	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives	—	—	5,420
Impairment of investments	—	—	368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expense, net	6,571	66,924	23,254

Income before provision for income taxes and noncontrolling interest	$2,099,352	$2,065,631	$1,499,140

	2011	2010
Additions to long-lived assets:
Russia	$2,330,163	$2,538,926
Ukraine	140,354	117,548
Other	247,140	237,256

Total additions to long-lived assets	$2,717,657	$2,893,730

Long-lived assets(1):
Russia	$8,617,536	$8,207,457
Ukraine	915,292	1,130,459
Other	1,380,852	1,451,615

Total long-lived assets	$10,913,680	$10,789,531

Total assets:
Russia	$12,420,073	$11,358,159
Ukraine	1,244,543	1,454,415
Other	1,653,613	1,665,468

Total assets	$15,318,229	$14,478,042

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2011, the Group had executed purchase agreements of approximately $560.3 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Agreement with Apple—In August 2008, the Group entered into an unconditional purchase agreement with Apple Sales International to buy 1.5 million iPhone handsets at list prices at the dates of respective purchases over a three year period. Pursuant to the agreement the Group was also required to incur certain iPhone promotion costs. As of December 31, 2011 the Group made 28.6% of its total purchase installment contemplated by the agreement. The total amount paid for handsets purchased under the agreement for the years ended December 31, 2011, 2010 and 2009 amounted to $140.8 million, $79.4 million and $3.4 million, respectively.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2060. Rental expenses under the operating leases of $389.1 million, $338.3 million and $278.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, are included in operating expenses in the accompanying consolidated statements of operations. Rental expenses under the operating leases of $232.0 million, $182.4 million and $168.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, are included in cost of services in the accompanying consolidated statements of operations. Future minimum lease payments due under these leases for the five years ending December 31, 2016 and thereafter are as follows:

Payments due in the years ended December 31,
2012	$249,334
2013	49,426
2014	36,639
2015	31,832
2016	28,439
Thereafter	74,525

Total	$470,195

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian and Ukrainian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2011, tax declarations of MTS OJSC and other subsidiaries in Russia and Ukraine for the preceding three fiscal years were open for further review.

        In October 2009, the Russian tax authorities completed the tax audit of Sibintertelecom for the years ended December 31, 2006, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed RUB 174.5 million ($5.8 million as of December 31, 2009) in additional taxes, penalties and fines. The Group won an appeal in the court of original jurisdiction, which recognized the tax authorities' resolution to be invalid. In February 2011 an arbitration appellate court confirmed the decision of the court of original jurisdiction.

        In December 2010 the Russian tax authorities completed the tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed RUB 353.9 million ($11.0 million as of December 31, 2011) in additional taxes, penalties and fines were payable by the Group. The resolution did not come into force as the Group prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid. In September 2011 the Federal Tax Service partially satisfied the Group's petition, decreasing the amount of additional taxes, penalties and fines payable by the Group by RUB 173.9 million ($5.4 million as of December 31, 2011). The Group filed an appeal for RUB 84.2 million ($2.6 million as of December 31, 2011) of the remaining RUB 180.0 million ($5.6 million as of December 31, 2011) with the Moscow Arbitrate Court. A hearing is scheduled for March 12, 2012.

        In February 2012, the Russian tax authorities completed tax audit of MGTS for the years ended December 31, 2007 and 2008. Based on the results of their audit, the Russian tax authorities assessed RUB 258.1 million ($8.0 million as of December 31, 2011) in additional taxes, penalties and fines are payable by the Group. In February 2012 MGTS appealed the tax authorities' decision with the Federal Tax Service.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business. The Group's management believes that customs duties are calculated in compliance with applicable legislation. However there is a risk that the customs authorities may take a different view and impose additional customs duties. As of December 31, 2011 and 2010, no provision was recorded in the consolidated financial statements in respect of such additional duties.

        Pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities might be subject to transfer pricing rules. The Group's management believes that taxes payable are calculated in compliance with the applicable tax regulations relating to transfer pricing. However there is a risk that the tax authorities may take a different view and impose additional tax liabilities. As of December 31, 2011 and 2010, no provision was recorded in the consolidated financial statements in respect of such additional claims.

        Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2011 and 2010, the provision accrued amounted to $7.1 million and $10.0 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled $16.3 million and $14.0 million as of December 31, 2011 and 2010, respectively. However, the risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group will have to build a certain number of base stations that support 3G standards, will have to start providing services in the Russian Federation by a certain date, and will have to build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2011 the Group is in compliance with these conditions.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for $150.0 million in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for "Option Shares," representing the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares. The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was $170.0 million.

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group decided to write off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of $170.0 million was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for $170.0 million to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011 the London Court of International Arbitration made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold $170.0 million for the Option Shares, $5.9 million in damages and $34.9 million in interest and other costs—all representing in total approximately $210.8 million ("Award"). An amount of the Award is bearing an interest until Award is satisfied. In addition to the $170.0 million liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional loss in amount of $40.8 million and $3.2 million in the consolidated financial statements for the year ended December 31, 2010 and 2011, respectively, representing interest accrued on the awarded sums.

        On January 26, 2011, Nomihold obtained a freezing order in respect of the Award from the English High Court of Justice which, in part, restricts MTS Finance from dissipating its assets. Additionally, MTS Finance has been granted permission to appeal the Award, but the Court has imposed conditions upon the appeal. MTS Finance is currently seeking to have the conditions lifted.

        Further on February 1, 2011, Nomihold obtained an order of the Luxemburg District Court enforcing the Award in Luxembourg. This order is in the process of being appealed.

        As an issuer of US $400,000,000 2012 Notes pursuant to an Indenture dated January 28, 2005 (as amended) ("the Notes"), MTS Finance was due to redeem the principal of the Notes and pay the final coupon payment on January 30, 2012. However as a result of the freezing order, the Company applied to and obtained from the English Court an order authorizing both payments to be made by the Company on behalf of MTS Finance ("the Direct Payments"). The Direct Payments to noteholders by the trustee under the Indenture were made on or around January 28, 2012.

        The Direct Payments were made despite an obligation under an intercompany loan agreement dated January 28, 2005 between the Company and MTS Finance ("the Intercompany Loan Agreement") to process the payments through MTS Finance. However because MTS Finance was subject to a freezing order and not capable of transferring out the money to the trustee for distribution, and because the Company owed obligations to the noteholders as guarantor under the Indenture, the Company decided to make the Direct Payments to the noteholders pursuant to an order of the English Court.

        In relation to the obligations under the Intercompany Loan Agreement, the Company and MTS Finance have agreed to refer to arbitration the question of whether under the Intercompany Loan Agreement itself there remains an obligation to make any further payments to MTS Finance in light of the Direct Payment. On February 9, 2012, the Company received a request for arbitration from MTS Finance. The process is underway and will clarify the rights between the parties under the Intercompany Loan Agreement. The Company denies that any further payments are due under the Intercompany Loan Agreement. The arbitration will be conducted under the Rules of the London Court of International Arbitration and it is expected to last between 6 and 12 months.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), have been named defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received by these three companies in the first quarter of 2005 from Bitel in the amount of approximately $25.2 million plus compensatory damages, and to recover approximately $3.7 million in losses and accrued interest. In the event that the defendants do not prevail in these lawsuits, the Group may be liable to Bitel for such claims. Bitel's Isle of Man advocates have recently withdrawn from their representation of Bitel, and Bitel does not appear to be pursuing these claims.

        In January 2007. the KFG Companies asserted counterclaims against Bitel, and claims against other defendants, including Altimo LLC ("Altimo"), Altimo Holdings & Investments Limited ("Altimo Holdings"), CP-Crédit Privé SA and Fellowes International Holdings Limited, for the wrongful misappropriation and seizure of Bitel. The defendants sought to challenge the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies.

        On March 10, 2011, the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies and confirmed the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        On June 30, 2011, the KFG Companies obtained from the Isle of Man court a general asset freezing injunction over the assets of Altimo and Altimo Holdings. The general freezing injunction against Altimo Holdings was replaced on November 30, 2011 by a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares worth $500 million that Altimo Coöperatief U.A. has lodged with the Isle of Man court. The KFG Companies are proceeding with their counterclaims in the Isle of Man. A trial has been set to commence in May 2013.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of the London Court of International Arbitration, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to MTS Finance's acquisition of the KFG Companies. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. The tribunal is currently deciding whether to stay the damages phase of the LCIA proceedings pending conclusion of the Isle of Man proceedings. The Group is not able to predict the outcome of these proceedings or the amount of damages to be paid, if any.

        Other litigation—In the ordinary course of business, the Group is a party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

        On February 28, 2012, subsequent to the statement of financial position date, the Group voluntarily repaid the full amount due under credit facilities of Gazprombank with an original maturity in 2013-2015. The amount repaid totaled to $472.1 million (stated at December 31, 2011 exchange rate).

        On March 16, 2012, subsequent to the statement of financial position date, the Group voluntarily repaid $310.6 million from $434.8 million outstanding under credit facility of Bank of Moscow with the original maturity in 2013 (both amounts are stated at December 31, 2011 exchange rate).

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions and Other Adjustments(1)	Balance at End of Period
	(in thousands)
Year Ended December 31, 2011
Allowance for doubtful accounts	$120,468	$101,967	$(125,474)	$96,961
Valuation allowance for deferred tax assets	165,994	—	(2,919)	163,075

Year Ended December 31, 2010
Allowance for doubtful accounts	$97,653	$123,352	$(100,537)	$120,468
Valuation allowance for deferred tax assets	182,308	—	(16,314)	165,994

Year Ended December 31, 2009
Allowance for doubtful accounts	$69,603	$105,260	$(77,210)	$97,653
Valuation allowance for deferred tax assets	26,744	78,761	76,803	182,308

(1)
Includes the impact of foreign currency translation adjustments.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Accounting principles

The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

Basis of consolidation

Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and disclosed in Note 13. Results of operations of subsidiaries acquired are included in the consolidated statements of operations from the date of their acquisition.

        For entities where (1) the total equity investment at risk is sufficient to enable the entity to finance its activities without additional support and (2) the equity holders bear the economic residual risks and returns of the entity and have the power to direct the activities of the entity that most significantly affect its economic performance, the Group consolidates those entities it controls either through a majority voting interest or otherwise. For entities that do not meet these criteria, commonly known as variable interest entities ("VIEs"), the Group consolidates those entities where the Group has the power to make the decisions that most significantly affect the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        As of December 31, 2011 and 2010, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method
		2011	2010
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	73.3%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine(3)	Consolidated	100.0%	100.0%
Multiregion(4)	Consolidated	—	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	—
Infocentr	Consolidated	100.0%	—
Inteleca Group	Consolidated	100.0%	—
Altair	Consolidated	100.0%	—
Sistema Telecom	Consolidated	100.0%	100.0%
TS-Retail	Consolidated	100.0%	96.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.1%	51.3%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Comstar-UTS(5)	Consolidated	—	73.3%
Dagtelecom(5)	Consolidated	—	100.0%
Evrotel(5)	Consolidated	—	100.0%
Intellect Telecom	Equity	47.0%	22.5%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

(3)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(4)
Merged with Comstar-Regions on December 6, 2011.

(5)
Merged with MTS OJSC on April 1, 2011.

        The Group consolidates MTS International, a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under Financial Accounting Standards Board Accounting Standards Codification ("ASC") 810, Consolidation. The Group is the primary beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010, MTS International issued $750.0 million 8.625% notes due in 2020 (Note 16). Total liabilities of the consolidated variable interest entity amounted to $751.6 million as of December 31, 2011 and 2010.

Functional currency translation methodology

As of December 31, 2011, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—the Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;

  •
  For K-Telecom—the Armenian dram;

  •
  For MTS Belarus—the Belarusian ruble / U.S. Dollar ("USD");

  •
  For Uzdunrobita and other entities—the U.S. Dollar.

        Until October 1, 2011, the functional currency for MTS Belarus, the Group's equity investee, was the local country currency. However, the three-year cumulative inflation rate for Belarus exceeded 100 percent as of September 30, 2011, thereby meeting the quantitative requirement under U.S. GAAP for its economy to be considered highly inflationary. The Group reevaluated the functional currency criteria under ASC 830 Foreign Currency Matters, and determined that, starting October 1, 2011, the functional currency of MTS Belarus was the U.S. Dollar. The impact of the change in functional currency of MTS Belarus on the Group's consolidated financial statements was an increase in the carrying value of investments and advances in associates by $88.8 million as of October 1, 2011.

        The Group's reporting currency is U.S. Dollars. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Management estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts and inventory obsolescence, valuation allowance for deferred tax assets for which it is more likely than not the assets will not be realized, the valuation of assets acquired and liabilities assumed in business combinations and income tax benefits, the recoverability of investments and the valuation of goodwill, intangible assets, other long-lived assets, certain accrued liabilities and financial instruments.

Cash and cash equivalents
Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

Short-term investments and loans
Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months and are repayable in less than twelve months. These investments are being accounted for at amortized cost.

Long-term investments and loans
Long-term financial instruments consist primarily of long-term investments and loans and long-term debt. Since quoted market price are not readily available for all of its long-term investments and loans, the Group estimates their fair values based on the use of estimates incorporating various unobservable market inputs.

Property, plant and equipment
Property, plant and equipment, including improvements are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life. Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Accounts receivable
Accounts receivable are stated net of allowance for doubtful accounts. Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

Provision for doubtful accounts
The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable, advances given, loans and other receivables. Such allowance reflects either specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 7.

Inventory and spare parts
Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

Value-added tax("VAT")
Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

Asset retirement obligations
The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

License costs
License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

Goodwill
For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combinations and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with the authoritative guidance on intangible assets, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

Impairment of long-lived assets
The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets amounted to $19.0 million, $127.9 million and $75.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. An impairment loss in the amount of $119.6 million for the year ended December 31, 2010 was recognized as a result of license suspension from the Group's subsidiary in Turkmenistan (Note 4).

Subscriber prepayments
The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

Treasury stock
Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

Revenue recognition

Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        The content revenue is presented net of related costs when the Group acts as an agent of the content providers while the gross revenue and related costs are recorded when the Group is a primary obligor in the arrangement.

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes regional connection fees.

Customer incentives
Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both accounts receivable and revenue. However, if the sales incentive is a free product or service delivered at the time of sale, the cost of the free product or service is classified as an expense. In particular, the Group sells handsets at prices below cost to contract subscribers. Such subsidies are recognized in the cost of handsets and accessories when the sale is recorded.

Prepaid cards
The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

Roaming discounts
The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependant on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

Sales and marketing expenses
Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. MTS expenses these costs as incurred. Advertising costs for the years ended December 31, 2011, 2010 and 2009, were $305.2 million, $319.7 million and $321.0 million, respectively.

Retirement benefit and social security costs

The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2011 are represented by payments to governmental social funds, including the Pension Fund of the Russian Federation, the Social Security Fund of the Russian Federation and the Medical Insurance Fund of the Russian Federation.

        A direct contribution to those funds replaced payments of unified social tax ("UST") with the UST being abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions recognized by the Group in Russia amounted to $200.0 million, $127.6 million and $96.3 million in 2011, 2010 and 2009, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes interest costs, current service costs, amortization of prior service costs, net actuarial loss. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the Financial Accounting Standards Board ("FASB") authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to $62.1 million, $70.5 million and $64.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

Financial instruments and hedging activities

From time to time, to optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. As these put and call option agreements are not freestanding, the underlying shares of such put and call options are classified as redeemable securities and are accounted for at redemption value which is the fair value of redeemable noncontrolling interests as of the reporting date. The fair value of redeemable noncontrolling interests is measured using the discounted future cash flows techniques, subject to applicable caps. The noncontrolling interest is measured at fair value using the discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including swap, forward and option contracts to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications quarterly. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2011, 2010 and 2009 no reclassifications occurred. The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 19).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

Fair value of financial instruments

The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2011, is disclosed in Note 16 and is based on quoted prices in active markets.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2011.

        Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

        Level 1—Quoted prices in active markets for identical assets or liabilities;

        Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities;

        Level 3—No observable pricing inputs in the market.

        Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Stock-based compensation
The Group accounts for stock-based compensation under the authoritative guidance on share based compensation. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments. Compensation cost related to phantom stock options granted to our employees recognized in the Group's consolidated statement of operations as of December 31, 2011, 2010 and 2009 amounted to $16.0 million, $7.8 million, $(0.3) million, respectively

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2011	2010
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	73.3%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine(3)	Consolidated	100.0%	100.0%
Multiregion(4)	Consolidated	—	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	—
Infocentr	Consolidated	100.0%	—
Inteleca Group	Consolidated	100.0%	—
Altair	Consolidated	100.0%	—
Sistema Telecom	Consolidated	100.0%	100.0%
TS-Retail	Consolidated	100.0%	96.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.1%	51.3%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Comstar-UTS(5)	Consolidated	—	73.3%
Dagtelecom(5)	Consolidated	—	100.0%
Evrotel(5)	Consolidated	—	100.0%
Intellect Telecom	Equity	47.0%	22.5%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

(3)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(4)
Merged with Comstar-Regions on December 6, 2011.

(5)
Merged with MTS OJSC on April 1, 2011.

Schedule of estimated average subscriber lives

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2011
Business acquisitions
Pro forma financial data for the acquisitions of Inteleca, Infocentr, Altair and Teleradiokompania TVT

	2011	2010
Pro forma:
Net revenues	$12,366,057	$11,359,640
Net operating income	2,821,182	2,751,082
Net income	1,462,649	1,405,790
Earnings per share, basic and diluted, U.S. Dollars	$0.74	$0.73

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations

2011 (unaudited)
Net revenues	$22,539
Net operating loss	4,883
Net loss	3,353

Regional fixed line operators acquired in 2011
Business acquisitions
Purchase price allocation of acquisition

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	31,664	48,800
Goodwill	10,662	14,711	12,726	147,591	185,690
Customer base	2,217	4,820	13,025	—	20,062
Other non-current assets	22	17	1,618	1,813	3,470
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(638)	(5,650)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

Regional fixed line operators acquired in 2010
Business acquisitions
Purchase price allocation of acquisition

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

Multiregion.
Business acquisitions
Purchase price allocation of acquisition

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

Retail chains
Business acquisitions
Purchase price allocation of acquisition

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)
Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)

Consideration paid	$60,000	$17,850	$2,200	$80,050

Evrotel
Business acquisitions
Purchase price allocation of acquisition

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)
Fair value of contingent consideration	(20,000)

Consideration paid	$90,000

Kolorit Dizayn
Business acquisitions
Purchase price allocation of acquisition

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654

OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2011
OPERATIONS IN TURKMENISTAN
Impairment charges related to suspension of operations in Turkmenistan

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Schedule of components of cash and cash equivalents

	December 31,
	2011	2010
Ruble current accounts	$300,057	$413,139
Ruble deposit accounts	934,169	93,271
U.S. Dollar current accounts	321,949	215,375
U.S. Dollar deposit accounts	101,600	28,002
Euro current accounts	25,770	17,142
Euro deposit accounts	2,600	11,288
Hryvna current accounts	10,873	9,535
Hryvna deposit accounts	—	35,753
Uzbek som current accounts	150,547	91,236
Turkmenian manat current accounts	1,501	10,568
Armenian dram current accounts	1,616	2,160
Other	144	225

Total cash and cash equivalents	$1,850,826	$927,694

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
Short-term investments

Short-term investments as of December 31, 2011 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	2.0 - 11.0%	January - October 2012	$80,291
Belarusian ruble denominated deposits	26.0 - 37.0%	February - April 2012	$5,933
Other			18

Total			$86,242

        Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594

TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2011	2010
Subscribers	$351,786	$384,903
Interconnect	112,751	120,948
Dealers	106,000	108,010
Roaming	283,830	224,687
Other	106,402	80,022
Allowance for doubtful accounts	(96,961)	(120,468)

Trade receivables, net	$863,808	$798,102

Schedule of changes in the allowance for doubtful accounts receivable

	2011	2010	2009
Balance, beginning of year	$120,468	$97,653	$69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)

Balance, end of year	$96,961	$120,468	$97,653

INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2011	2010
Handsets and accessories	$223,764	$234,166
Spare parts for telecommunication equipment	28,533	34,687
SIM cards and prepaid phone cards	10,445	21,879
Advertising materials	1,320	2,011
Other materials	27,013	27,213

Total inventory and spare parts	$291,075	$319,956

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, months
		2011	2010
Network, base station equipment and related leasehold improvements (including leased assets of $1.2 million and $1.2 million)	60 - 204	$11,419,352	$10,631,101
Office equipment, computers and other	36 - 60	1,231,907	1,102,584
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	758,898	742,263
Vehicles (including leased assets of $31.5 million and $33.7 million)	36 - 60	87,786	81,085

Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)		13,497,943	12,557,033
Accumulated depreciation (including leased assets of $11.4 million and $5.6 million)		(7,023,556)	(6,196,117)
Construction in progress and equipment for installation		1,730,965	1,610,914

Property, plant and equipment, net		$8,205,352	$7,971,830

LICENSES (Tables)	12 Months Ended
Dec. 31, 2011
LICENSES
Recorded values of the Group's telecommunication licenses

	December 31,
	2011	2010
Russia	$20,320	$229,209
Uzbekistan	196,517	196,517
Armenia	192,186	203,993
Ukraine	49,494	49,414

Licenses, at cost	458,517	679,133
Accumulated amortization	(231,006)	(384,405)

Licenses, net	$227,511	$294,728

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2012	$36,186
2013	31,016
2014	29,804
2015	29,797
2016	29,791
Thereafter	70,917

Total	$227,511

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL
Schedule of change in net carrying amount of goodwill by reportable segments

	Russia	Ukraine	Other	Total
Balance at January 1, 2010
Gross amount of goodwill	$598,349	$5,311	$248,579	$852,239
Accumulated impairment loss	(48,466)			(48,466)

	549,883	5,311	248,579	803,773

Acquisitions (Note 3)	175,307	—	—	175,307
Currency translation adjustment	(3,328)	16	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	769,958	5,327	254,146	1,029,431
Accumulated impairment loss	(48,096)			(48,096)

	721,862	5,327	254,146	981,335

Acquisitions (Note 3)	185,690	—	—	185,690
Finalization of purchase accounting	6,945	—	—	6,945
Currency translation adjustment	(46,988)	(19)	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	913,037	5,308	245,713	1,164,058
Accumulated impairment loss	(45,528)	—	—	(45,528)

	$867,509	$5,308	$245,713	$1,118,530

OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
Schedule of intangible assets

		December 31, 2011			December 31, 2010
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,668,715	$(1,042,773)	$625,942	$1,682,959	$(1,056,324)	$626,635
Acquired customer base	60 to 372	262,156	(68,741)	193,415	343,920	(111,775)	232,145
Rights to use radio frequencies	24 to 180	353,776	(138,546)	215,230	314,722	(100,496)	214,226
Accounting software	13 to 60	141,084	(98,672)	42,412	118,673	(87,623)	31,050
Numbering capacity with finite contractual life	24 to 120	75,803	(70,979)	4,824	90,408	(79,821)	10,587
Office software	13 to 120	123,452	(72,752)	50,700	84,343	(50,711)	33,632
Other	12 to 120	110,913	(44,625)	66,288	95,179	(30,199)	64,980

		2,735,899	(1,537,088)	1,198,811	2,730,204	(1,516,949)	1,213,255

Prepayments for intangible assets		84,985	—	84,985	273,239	—	273,239

Numbering capacity with indefinite contractual life		78,491	—	78,491	55,144	—	55,144

Total other intangible assets		$2,899,375	$(1,537,088)	$1,362,287	$3,058,587	$(1,516,949)	$1,541,638

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2012	$401,450
2013	290,930
2014	175,260
2015	101,250
2016	55,160
Thereafter	174,761

Total	$1,198,811

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2011	2010
MTS Belarus—equity investment	$176,659	$227,130
MTS Belarus—loan receivable	—	3,000
Intellect Telecom—equity investment	11,388	11,662

Total investments in and advances to associates	$188,047	$241,792

Schedule of financial position and results of operations of associates

The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$417,555	$527,609
Total liabilities	92,884	72,533
Net income	107,533	145,707

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$19,210	$25,227
Total liabilities	3,110	34,180
Net loss	6,765	6,831

OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2011	2010
Investments in ordinary shares (Related parties) (Note 22)	—	—	$9,498	$9,763
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 22)	6%	2015	92,700	91,503
Promissory notes of Sistema (Note 22)	0.0%	2017	19,209	20,293
Promissory notes of Sistema (Note 22)	0.0%	on demand	—	4,162
Other	—	—	2,035	2,861

Total other investments			$123,442	$128,582

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BORROWINGS
Schedule of the Group's notes

	Currency	Interest rate	2011	2010
MTS International Notes due 2020	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	465,895	492,176
MTS OJSC Notes due 2016	RUB	14.25%	465,895	492,176
MTS OJSC Notes due 2014	RUB	7.60%	422,988	492,176
MTS Finance Notes due 2012(1)	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	310,597	328,117
MTS OJSC Notes due 2018	RUB	8.00%	298,499	315,337
MTS OJSC Notes due 2015	RUB	7.75%	234,097	39,823
MTS OJSC Notes due 2013	RUB	7.00%	13,318	13,249
Plus: unamortized premium			608	—
Less: unamortized discount			(15)	(202)

Total notes			$3,361,882	$3,322,852
Less: current portion			(865,880)	(492,176)

Total notes, long-term			$2,496,002	$2,830,676

(1)
Fully repaid on January 25, 2012

Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Fair value of notes based on market quotes at the stock exchanges where they are traded

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	107.33	$804,975
MTS OJSC Notes due 2016	MICEX	103.60	482,667
MTS OJSC Notes due 2020	MICEX	96.90	451,452
MTS OJSC Notes due 2014	MICEX	97.55	412,625
MTS Finance Notes due 2012	Luxembourg stock exchange	100.50	402,000
MTS OJSC Notes due 2018	MICEX	101.50	303,019
MTS OJSC Notes due 2017	MICEX	96.15	298,639
MTS OJSC Notes due 2015	MICEX	97.50	228,245
MTS OJSC Notes due 2013	MICEX	95.00	12,652

Total notes			$3,396,274

Schedule of the Group's loans from banks, financial institutions, and related parties

			December 31,
		Interest rate (actual at December 31, 2011)
	Maturity		2011	2010
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2012 - 2020	LIBOR+1.15% (1.96%)	$580,742	$—
Skandinavska Enskilda Banken AB	2012 - 2017	LIBOR+0.23% - 1.8% (1.03% - 2.61%)	204,507	242,013
EBRD	2012 - 2014	LIBOR+1.51% - 3.1% (2.32% - 3.91%)	83,333	116,667
HSBC Bank plc and ING BHF Bank AG	2012 - 2014	LIBOR+0.3% (1.11%)	51,503	71,244
Citibank International plc and ING Bank N.V.	2012 - 2013	LIBOR+0.43% (1.23%)	40,688	62,486
HSBC Bank plc, ING Bank and Bayerische Landesbank	2012 - 2015	LIBOR+0.3% (1.11%)	42,961	59,570
Commerzbank AG, ING Bank AG and HSBC Bank plc	2012 - 2014	LIBOR+0.3% (1.11%)	36,495	51,285
Barclays	Fully repaid in February 2011	—	—	46,047
ABN AMRO Bank N.V.	2012 - 2013	LIBOR+0.35% (1.16%)	12,574	18,861
Other	2012 - 2013	Various	9,356	7,569

			$1,062,159	$675,742
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2012 - 2018	EURIBOR+1.65% (3.27%)	$64,033	$52,159
LBBW	2012 - 2017	EURIBOR+0.75% (2.37%)	36,215	43,201
Bank of China	2012 - 2016	EURIBOR+1.95% (3.57%)	116,812	35,123
ABN AMRO Bank N.V.	2012 - 2013	EURIBOR+0.35% (1.97%)	8,958	13,740
Other	2012 - 2013	Various	8,064	3,060

			$234,082	$147,283
RUB-denominated:
Sberbank	2015 - 2017	8.50%(1)	$3,105,967	$1,968,704
Bank of Moscow	2013	7.80%	434,835	459,364
Gazprombank	2013 - 2015	8.75%	341,656	360,929
Gazprombank	2013 - 2015	8.75%	130,451	137,809
Sberbank	2011	—	—	19,234
Other	2012 - 2023	Various	25,057	34,377

			$4,037,966	$2,980,417
Debt-related parties	2012	Various	6,799	14,563

			$6,799	$14,563
Total bank loans			$5,341,006	$3,818,005
Less: current portion			(283,025)	(256,052)

Total bank loans, long-term			$5,057,981	$3,561,953

(1)
Initially the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

Schedule of the Group's total available credit facilities

	Maturity	Interest rate	Commitment fees	Available till	Available amount
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	December 2012	$468,710
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	June 2012/ February 2013	388,290
Sberbank	2014	MosPrime 3m+1.325%	0.10%	September 2014	310,597
ING Bank Eurasia	2012	MosPrime/LIBOR/EURIBOR + 1.25%	—	July 2012	77,649
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	76,096

Total available credit facilities					$1,321,342

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ended December 31,
2012	$865,880	$283,025
2013	311,817	785,015
2014	422,988	512,403
2015	700,600	1,266,546
2016	—	1,184,419
Thereafter	1,060,597	1,309,598

Total	$3,361,882	$5,341,006

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2011	2010
Balance, beginning of the year	$78,039	$88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)

Balance, end of the year	$69,717	$78,039

DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

	2011	2010
Balance at the beginning of the year	$155,288	$163,098
Payments received and deferred during the year	76,562	89,030
Amounts amortized and recognized as revenue during the year	(96,676)	(95,706)
Currency translation adjustment	(5,750)	(1,134)

Balance at the end of the year	129,424	155,288
Less: current portion	(49,868)	(49,212)

Non-current portion	$79,556	$106,076

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and hedging activities
Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

	2011	2010	2009
Accumulated derivatives loss, beginning of the year, net of tax of $3,716, $10,073, $4,179, respectively	$(14,865)	$(40,293)	$(16,714)
Fair value adjustments on hedging derivatives, net of tax of $795, $9,939, $7,191, respectively	(3,181)	(39,757)	(28,764)
Amounts reclassified into earnings during the period, net of tax of $(2,636), $(16,296), $(1,296), respectively	10,545	65,185	5,185

Accumulated derivatives loss, end of the year, net of tax of $1,875, $3,716, $10,073	$(7,501)	$(14,865)	$(40,293)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant other observable inputs (Level 2) as of December 31, 2010
Assets:
Interest rate swap agreements	$2,341	3,322
Currency option agreements	894	247
Liabilities:
Interest rate swap agreements	$(15,959)	(31,315)
Buy-out put option	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)
Currency option agreements	—	(2,612)

Designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2011	2010
Asset derivatives
Interest rate swaps	Other non-current assets	$2,341	$3,322

Total		$2,341	$3,322

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(14,676)	$(31,315)
Interest rate swaps	Other payables	(1,283)	—
Cross-currency interest rate swaps	Other payables	—	(3,469)

Total		$(15,959)	$(34,784)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations

		Year ended December 31,
	Location of loss recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(13,502)	$(32,726)	$(8,392)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(1,862)	(37,820)	(24,299)

Total		$(15,364)	$(70,546)	$(32,691)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$7,978	$3,541	$(0,976)
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	(1,862)	2,011	(4,505)

Total		$6,116	$5,552	$(5,481)

		Year ended December 31,
	Location of (loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(2,032)	$(12,020)	$—
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	(3,228)	—

Total		$(2,032)	$(15,248)	$—

Not designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location
		2011		2010
Asset derivatives:
Foreign currency options	Other non-current assets		$—	$247
Foreign currency options	Other current assets		894	—

Total			$894	$247

Liability derivatives:
Foreign currency options	Other payables	$		$(92)
Buy-out put option	Other payables		—	(11,636)
Foreign currency options	Other long-term liabilities		—	(2,520)

Total			$—	$(14,248)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Foreign currency options	Currency exchange and transaction gain/(loss)	$3,258	$1,916	$(4,280)
Purchased call option	Change in fair value of derivatives	—	—	(5,420)
Currency forward	Currency exchange and transaction gain	—	—	12,788

Total		$3,258	$1,916	$3,088

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

	December 31,
	2011	2010
Accruals for services	$308,457	$365,447
Accruals for taxes	156,451	186,492
Accrued payroll and vacation	90,498	159,171
Interest payable on debt	90,125	76,804
Accruals for payments to social funds	8,339	11,890

Total accrued liabilities	$653,870	$799,804

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
Income before income taxes	2011	2010	2009
Russia	$1,807,154	$1,817,583	$1,220,730
Other jurisdictions	292,198	248,048	278,410

Total	$2,099,352	$2,065,631	$1,499,140

Current income tax expense
Russia	$448,729	$456,424	$304,231
Other jurisdictions	71,343	106,212	99,292

Total	$520,072	$562,636	$403,523

Deferred income tax expense/(benefit)
Russia	$1,606	$(35,529)	$131,485
Other jurisdictions	9,942	(9,919)	(29,961)

Total	$11,548	$(45,448)	$101,524

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2011	2010	2009
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.8	3.5	4.9
Currency exchange and transaction loss	—	—	0.5
Unrecognized tax benefits	(0.2)	0.1	(0.2)
Settlements with tax authorities	(0.5)	(1.0)	(2.9)
Different tax rate of foreign subsidiaries	(0.2)	(0.5)	(2.0)
Earnings distribution from subsidiaries	2.9	0.7	6.8
Disposal of treasury stock	—	—	(4.1)
Effect of change in tax rate in Ukraine	0.8	0.7	—
Change in valuation allowance	(0.2)	(0.2)	10.3
Comstar corporate reorganization	—	—	0.4
Impairment of long-lived assets	—	1.3	—
Other	(0.1)	0.4	—

Effective income tax rate	25.3%	25.0%	33.7%

Schedule of deferred tax assets and liabilities

	December 31,
	2011	2010
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$140,371	$211,307
Other intangible assets	—	1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)

Total deferred tax assets	386,947	477,430

Deferred tax liabilities
Licenses acquired	$(35,377)	$(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)

Total deferred tax liabilities	(363,151)	(453,026)

Net deferred tax asset	23,796	24,404

Net deferred tax asset, current	$189,622	$234,658
Net deferred tax asset, non-current	$62,102	$81,816
Net deferred tax liability, long-term	$(227,928)	$(292,070)

Schedule of significant balances for income tax losses carried forward and related operating losses

		2011		2010
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$431,461	125,124	$429,186	124,464
Russia (Comstar-UTS, RTC and other)	2012-2021	390,945	78,189	362,096	72,419

Total		$822,406	203,313	$791,282	196,883

Valuation allowances against deferred tax assets

Valuation allowances	2011	2010
Sale of investment in Svyazinvest	$66,596	$66,887
Operating loss in Luxemburg (MGTS Finance S.A.)	94,692	94,032
Other	1,787	5,075

Total	$163,075	$165,994

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010	2009
Balance, beginning of the year	$13,993	$10,607	$12,360
Additions based on tax position related to the current year	9,149	14,590	2,094
Additions based on tax positions related to prior years	2,647	1,504	—
Additions based on tax of acquired entities	5,129	7,587	1,521
Reduction in tax positions related to prior years	(5,213)	(2,141)	(1,778)
Settlements with tax authorities	(8,323)	(18,109)	(3,305)
Currency translation adjustment	(1,044)	(45)	(285)

Balance, end of the year	$16,338	$13,993	$10,607

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2011	2010
Accounts receivable:
Sitronics, a subsidiary of Sistema	$2,736	$1,320
Intellect Telecom, a subsidiary of Sistema	359	117
Other related parties	1,393	1,236

Total accounts receivable, related parties	$4,488	$2,673

Accounts payable:
Sitronics, a subsidiary of Sistema	$42,715	$37,007
Maxima, a subsidiary of Sistema	11,986	8,965
Other related parties	2,281	7,012

Total accounts payable, related parties	$56,982	$52,984

Schedule of operating transactions with related parties

	2011	2010	2009
Revenues from related parties:
MTS Belarus (roaming services)	$6,520	$2,589	$—
Sitronics and subsidiaries (fixed line services)	$4,218	$3,577	$3,656
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$—	$33,869	$43,174
Sky Link and subsidiaries (interconnection and other)	—	7,395	9,857
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	—	11,465
Other related parties	2,743	4,827	3,997

Total revenues from related parties	$13,481	$52,257	$72,149

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$81,905	$76,158	$102,005
Sitronics, a subsidiary of Sistema (IT consulting)	48,023	56,610	52,211
MTS Belarus, an associated company of the Group	10,516	5,539	—
AB Safety, an affiliate of Sistema (security services)	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema (advertising)	1,005	59,171	23,782
Svyazinvest and subsidiaries (interconnection and other)	—	29,210	28,997
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 14))	—	11,262	—
City Hals (rent, repair, maintenance and cleaning services)	—	9,542	9,988
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	—	18,115
Other related parties	10,792	15,584	15,705

Total operating expenses incurred on transactions with related parties	$162,316	$272,343	$256,379

Schedule of investments in and loans to related parties

	December 31,
	2011	2010
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 15)
Sistema	$19,209	$24,455
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	92,700	91,503

Total other investments to related parties	$111,909	$115,958

Investments in shares (Note 15)
MBRD, a subsidiary of Sistema	4,930	5,208
Sistema Mass Media, a subsidiary of Sistema	3,622	3,827
Other	946	728

Total investments in shares of related parties	$9,498	$9,763

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2011	2010	2009
Net income attributable to the Group	$1,443,944	$1,380,631	$1,014,203

Transfers from the noncontrolling interest
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in Comstar-UTS	(41,377)	(115,350)	45,284
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	429,409	—	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	11,636	—	—
(Decrease)/Increase in own equity due to acquisition of noncontrolling interest in MGTS	(272,840)	—	269,281
Change in own equity due to acquisition of noncontrolling interest in TS-Retail	—	(15,932)	—
(Decrease) in own equity due to acquisition of noncontrolling interest in Dagtelecom	—	—	(7,679)
(Decrease) in own equity due to acquisition of noncontrolling interest in other subsidiaries	(738)	(10,302)	(487)

Net transfers from the noncontrolling interest	126,090	(141,584)	306,399

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,570,034	$1,239,047	$1,320,602

Schedule of accumulated other comprehensive income balance, net of taxes

	Currency translation adjustment	Unrealized gains/loss on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/loss
Balance as of January 1, 2009	(434,320)	(16,714)	5,262	(445,772)
Current-period change	(280,074)	(23,579)	1,003	(302,650)
Balance as of December 31, 2009	(714,394)	(40,293)	6,265	(748,422)
Current-period change	(45,257)	25,428	(3,706)	(23,535)
Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)
Current-period change	(205,339)	7,364	5,940	(192,035)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

Schedule of the Group's declared cash dividends

	2011	2010	2009
Dividends declared (including dividends on treasury shares of $40,006, $35,063 and $45,631, respectively)	$1,066,753	$991,211	$1,265,544
Dividends, U.S. Dollars per ADS(1)	1.03	0.99	3.2
Dividends, U.S. Dollars per share	0.516	0.497	0.647
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2011	2010	2009
Salaries and social contributions	$1,230,564	$1,174,482	$1,004,951
Rent	389,142	338,301	283,957
General and administrative	277,863	251,097	217,847
Repair and maintenance	202,206	180,810	158,165
Taxes other than income	171,778	144,322	181,716
Billing and data processing	62,508	75,960	64,277
Consulting expenses	58,409	61,431	59,000
Provision for obsolescence	30,160	27,825	4,113
Insurance	6,533	7,456	7,612
Business acquisitions related costs	7,089	12,737	11,353

Total	$2,436,252	$2,274,421	$1,992,991

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Financial information by reportable segment

	December 31,
	2011	2010	2009
Net operating revenues from external customers:
Russia	$10,597,310	$9,387,797	$8,064,474
Ukraine	1,099,537	1,050,639	1,025,374
Other	621,841	854,800	777,405

Total net operating revenues from external customers:	$12,318,688	$11,293,236	$9,867,253

Including revenue from mobile services	10,487,988	9,606,354	8,428,578
Including revenue from fixed line services	1,830,700	1,686,882	1,438,675

Intersegment operating revenues:
Russia	$34,968	$27,136	$10,342
Ukraine	43,020	22,191	23,377
Other	21,189	9,572	10,138

Total intersegment operating revenues:	$99,177	$58,899	$43,857

Depreciation and amortization expense:
Russia	$1,752,022	$1,418,727	$1,305,556
Ukraine	344,709	354,154	352,037
Other	238,473	227,615	186,581

Total depreciation and amortization expense	$2,335,204	$2,000,496	$1,844,174

Operating income:
Russia	$2,774,422	$2,673,617	$2,353,380
Ukraine	203,609	144,473	120,248
Other	(168,572)	(84,820)	82,257
Intercompany eliminations	(574)	1,289	—

Net operating income	$2,808,885	$2,734,559	$2,555,885

Net operating income	$2,808,885	$2,734,559	$2,555,885
Currency exchange and transaction loss (gain)	158,066	(20,238)	252,694
Interest income	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives	—	—	5,420
Impairment of investments	—	—	368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expense, net	6,571	66,924	23,254

Income before provision for income taxes and noncontrolling interest	$2,099,352	$2,065,631	$1,499,140

	2011	2010
Additions to long-lived assets:
Russia	$2,330,163	$2,538,926
Ukraine	140,354	117,548
Other	247,140	237,256

Total additions to long-lived assets	$2,717,657	$2,893,730

Long-lived assets(1):
Russia	$8,617,536	$8,207,457
Ukraine	915,292	1,130,459
Other	1,380,852	1,451,615

Total long-lived assets	$10,913,680	$10,789,531

Total assets:
Russia	$12,420,073	$11,358,159
Ukraine	1,244,543	1,454,415
Other	1,653,613	1,665,468

Total assets	$15,318,229	$14,478,042

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2012	$249,334
2013	49,426
2014	36,639
2015	31,832
2016	28,439
Thereafter	74,525

Total	$470,195

DESCRIPTION OF BUSINESS (Details) (Comstar-UTS)	Sep. 30, 2010	Dec. 31, 2009	Oct. 31, 2009
Comstar-UTS
Business acquisitions
Percentage of ownership interest acquired	9.00%	61.97%	50.91%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 BCTI	Dec. 31, 2010 BCTI	Dec. 31, 2011 Comstar-Regions	Dec. 31, 2010 Comstar-Regions	Dec. 31, 2011 MTS Bermuda	Dec. 31, 2010 MTS Bermuda	Dec. 31, 2011 MTS Finance	Dec. 31, 2010 MTS Finance	Dec. 31, 2011 MTS Ukraine	Dec. 31, 2010 MTS Ukraine	Dec. 31, 2010 Multiregion	Dec. 31, 2011 RTC	Dec. 31, 2010 RTC	Dec. 31, 2011 Sibintertelecom	Dec. 31, 2010 Sibintertelecom	Dec. 31, 2011 TVT	Dec. 31, 2011 Infocentr	Dec. 31, 2011 Inteleca Group	Dec. 31, 2011 Altair	Dec. 31, 2011 Sistema Telecom	Dec. 31, 2010 Sistema Telecom	Dec. 31, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Dec. 31, 2011 Uzdunrobita	Dec. 31, 2010 Uzdunrobita	Dec. 31, 2011 Metrotelecom	Dec. 31, 2010 Metrotelecom	Dec. 31, 2011 Moscow City Telephone Network ("MGTS")	Dec. 31, 2010 Moscow City Telephone Network ("MGTS")	Dec. 31, 2011 K-Telecom	Dec. 31, 2010 K-Telecom	Dec. 31, 2011 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 Comstar-UTS	Dec. 31, 2010 Dagtelecom acquisition	Dec. 31, 2010 Evrotel	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2010 Intellect Telecom	Oct. 31, 2011 MTS Belarus, an associated company of the Group	Sep. 30, 2011 MTS Belarus, an associated company of the Group Y	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2010 MTS Belarus, an associated company of the Group
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%	100.00%	73.30%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	96.00%	100.00%	100.00%	95.00%	95.00%	94.10%	51.30%	80.00%	80.00%			73.30%	100.00%	100.00%	47.00%	22.50%			49.00%	49.00%
Debt issued by consolidated variable interest entity																																	$ 750
Interest rate of debt issued by consolidated variable interest entity (as a percent)																																	8.63%
Total liabilities of consolidated variable interest entity																																751.6	751.6
Cumulative inflation rate period (in year)																																								3
Percentage of cumulative inflation rate																																								100.00%
Increase in carrying value of investments and advances in associates																																							$ 88.8

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2)	12 Months Ended
Dec. 31, 2011 Y M
Cash and cash equivalents
Maximum term of original maturity to classify an instrument as cash equivalent (in months)	3
Short-term investments and loans
Minimum term of original maturity to classify an instrument as short-term investment (in months)	3
Maximum term of original maturity to classify an instrument as short-term investment (in months)	12
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost (in years)	1

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 ImpairmentTest	Dec. 31, 2010	Dec. 31, 2009
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 19,015	$ 127,875	$ 75,064
Goodwill
Minimum number of impairment indicators used to determine whether a review of goodwill should be completed prior to the annual impairment test	1
BCTI
Impairment of long-lived assets
Impairment loss on license suspension in Turkmenistan		$ 119,600
License costs | Minimum
Finite-lived intangible assets
Amortization period	3
License costs | Maximum
Finite-lived intangible assets
Amortization period	15

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales and marketing expenses
Advertising costs	$ 305.2	$ 319.7	$ 321
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life (in years)	1
Mobile subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life (in years)	5
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life (in years)	15
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life (in years)	1
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life (in years)	3
Other fixed line subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life (in years)	5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	$ 16	$ 7.8	$ (0.3)
Russia
Retirement benefit and social security costs
Social contribution expensed	200	127.6	96.3
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 62.1	$ 70.5	$ 64.9

BUSINESS ACQUISITIONS AND DISPOSALS (Details)	Jan. 31, 2009 USD ($)	Dec. 31, 2010 Brand M	Dec. 31, 2011 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Acquired customer base Minimum Y	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Acquired customer base Minimum Y	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Acquired customer base Maximum Y	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Acquired customer base Maximum Y	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base USD ($)	Dec. 31, 2011 Inteleca USD ($)	Apr. 30, 2011 Inteleca	Dec. 31, 2011 Inteleca Customer base USD ($)	Dec. 31, 2011 Infocentr USD ($)	Apr. 30, 2011 Infocentr	Dec. 31, 2011 Infocentr Customer base USD ($)	Dec. 31, 2011 Altair USD ($)	Aug. 31, 2011 Altair	Dec. 31, 2011 Altair Customer base USD ($)	Dec. 31, 2011 TVT USD ($)	Oct. 31, 2011 TVT	Dec. 31, 2010 Sistema Telecom USD ($)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ($)	Dec. 27, 2010 Sistema Telecom RUB	Apr. 30, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Sep. 30, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ($)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ($) city	Dec. 31, 2011 Multiregion. USD ($)	Jul. 31, 2010 Multiregion. Acquired customer base USD ($)	Jun. 30, 2010 SWEET-COM USD ($)	Feb. 28, 2005 SWEET-COM	Dec. 31, 2011 Acquisitions where purchase price allocations were not finalized USD ($)	Dec. 31, 2011 Acquisitions where purchase price allocations were finalized USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Customer base USD ($)	Dec. 31, 2010 Tenzor Telecom USD ($)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ($)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Customer base USD ($)	Dec. 31, 2010 NMSK USD ($)	Dec. 31, 2010 NMSK Customer base USD ($)	Dec. 31, 2010 Lanck Telecom USD ($)	Dec. 31, 2010 Lanck Telecom Customer base USD ($)	Dec. 31, 2010 Retail chains USD ($)	Dec. 31, 2009 Retail chains USD ($)	Dec. 31, 2009 Retail chains Brand USD ($)	Dec. 31, 2009 Telefon.ru USD ($) M	Feb. 28, 2009 Telefon.ru	Dec. 31, 2009 Eldorado USD ($) M	Mar. 30, 2009 Eldorado	Dec. 31, 2009 Eldorado Brand USD ($)	Dec. 31, 2009 Teleforum USD ($) M	Oct. 31, 2009 Teleforum	Dec. 31, 2011 Evrotel USD ($)	Dec. 31, 2009 Evrotel USD ($)	Dec. 31, 2009 Evrotel Acquired customer base USD ($)	Sep. 30, 2010 Comstar-UTS	Dec. 31, 2009 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS RUB	Oct. 31, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS USD ($)	Oct. 12, 2009 Comstar-UTS RUB	Apr. 30, 2011 Comstar UTS merger into MTS	Mar. 31, 2011 Comstar UTS merger into MTS USD ($)	Dec. 31, 2011 Comstar UTS merger into MTS	Apr. 01, 2011 Comstar UTS merger into MTS	Dec. 31, 2009 MGTS USD ($)	Dec. 31, 2011 MGTS	Dec. 30, 2011 MGTS	Dec. 01, 2011 MGTS USD ($)	Dec. 01, 2011 MGTS RUB	Dec. 17, 2009 MGTS RUB	Sep. 30, 2009 Kolorit Dizayn USD ($)	Sep. 30, 2009 Kolorit Dizayn Brand USD ($)	Jan. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2011 Companies acquired from third parties in 2011 USD ($)
Business acquisitions
Percentage of ownership acquired											100.00%			100.00%			100.00%			100.00%	100.00%	100.00%							95.00%			100.00%				74.90%						100.00%		100.00%		100.00%		100.00%						100.00%		100.00%			100.00%		100.00%		9.00%	61.97%			50.91%							14.20%	29.00%					100.00%
Percentage of ownership acquired																																																																												94.10%
Debt assumed																																																																													$ 331,500,000	10,410,000,000
Purchase price																							378,980,000	11,590,000,000						11,010,000	339,350,000				8,500,000																										90,000,000							1,320,000,000	39,150,000,000								336,300,000	10,560,000,000				51,300,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date																					65,500,000	2,000,000,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)																					45.00%	45.00%
Cash consideration																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Number of cities in Russian Federation where business has a presence																																37
Purchase price allocation
Current assets			14,488,000							853,000			2,840,000			3,172,000			7,623,000													46,776,000							5,996,000		711,000		1,076,000			2,575,000		1,634,000			54,399,000		48,979,000		2,467,000			2,953,000			14,300,000																			993,000
Property, plant and equipment			48,800,000							10,812,000			2,585,000			3,739,000			31,664,000																				25,841,000		2,191,000		2,407,000			10,625,000		10,618,000
Non-current assets																																46,732,000																			3,971,000		2,315,000		911,000			745,000			67,960,000																			11,788,000
Finite-lived intangible assets									20,062,000			2,217,000			4,820,000			13,025,000																76,376,000						27,848,000					15,603,000		5,512,000		6,733,000			374,000					374,000					4,726,000																			2,097,000
Goodwill			185,690,000							10,662,000			14,711,000			12,726,000			147,591,000													148,743,000					147,600,000	38,100,000	39,242,000		6,616,000		7,394,000			14,113,000		11,119,000			162,258,000		123,333,000		29,875,000			9,050,000			98,542,000																			27,109,000
Other non-current assets			3,470,000							22,000			17,000			1,618,000			1,813,000																				461,000							124,000		337,000
Current liabilities			(44,090,000)							(4,491,000)			(8,547,000)			(5,542,000)			(25,510,000)													(126,780,000)							(27,054,000)		(3,142,000)		(4,369,000)			(8,607,000)		(10,936,000)			(124,563,000)		(108,701,000)		(12,248,000)			(3,614,000)			(75,528,000)																			(2,098,000)
Non-current liabilities			(5,650,000)							(875,000)			(989,000)			(3,148,000)			(638,000)													(44,007,000)							(5,537,000)		(130,000)		(2,779,000)			(944,000)		(1,684,000)			(6,041,000)		(5,926,000)		(115,000)																									(235,000)
Fair value of noncontrolling interest																																(24,244,000)
Fair value of contingent consideration																																																			(10,348,000)				3,414,000			(6,934,000)		(2,400,000)	(20,000,000)
Consideration paid			222,770,000							19,200,000			15,437,000			25,590,000			162,543,000													123,596,000							66,797,000		6,246,000		19,332,000			23,398,000		17,821,000			80,050,000		60,000,000		17,850,000			2,200,000							271,890,000	8,280,000,000														39,654,000
Consideration paid																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Noncontrolling interest acquired																																	23,960,000
Business acquisitions
Remaining percentage of voting interests acquired																																			25.10%
Ownership interest immediately prior to acquisition (as a percent)																												0.25
Ownership interest after acquisition (as a percent)																									100.00%			40.00%							100.00%																												70.97%												99.01%
Preferred shares ownership interest after acquisition (as a percent)																																																																											69.70%
Effective direct and indirect ownership interests (as a percent)																										96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)																										45.00%
Amortization period		6			8	8	14	12
Contingent consideration																																																					25,000,000		5,000,000			8,800,000			20,000,000
Remaining part of the contingent consideration																																																												3,900,000
Time period for contingent consideration payment, low end of range (in months)																																																					12
Time period for contingent consideration payment, high end of range (in months)																																																					18
Time period for contingent consideration payment (in months)																																																							12			12
Difference between the fair value of contingent consideration and the actual amount paid charged to other operating expenses																																																		41,800,000
Change in fair value of contingent consideration																																																												1,500,000
Consideration paid per global depository receipt ("GDR")																																																																				$ 6.21	184.02
Excess of consideration over the carrying value of net assets recorded as a reduction to additional paid-in capital																																																																			1,070,000,000
Excess of consideration over the carrying value of net assets recorded as a reduction to retained earnings																																																																			242,700,000
Consideration paid in ordinary MTS OJSC shares (in shares)																																																																										31,816,462
Value of ordinary MTS OJSC shares based on the MICEX price																																																																															7,170,000,000
Value of ordinary MTS OJSC shares based on the MICEX price (in RUB per share)																																																																															225.4
MTS shares outstanding issued (as a percent)																																																																										1.60%
Number of preferred shares acquired																																																																										11,135,428
Number of ordinary shares acquired																																																															37,614,087	46,232,000										2,462,687
Percentage of Comstar-UTS shares outstanding received																																																																11.06%
Cash consideration paid to Comstar-UTS																																123,600,000																												16,100,000	90,000,000			8,300,000										7,300,000						39,700,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																																															73.33%
Redeemed amount of shares																																																																							168,800,000
Number of remaining shares held by non-controlling interest shareholders																																																																									98,853,996
Exchange ratio (in shares)																																																																						0.825
Increase in charter capital (in shares)																																																																						73,087,424
Charter capital (in shares)																																																																								2,066,413,562
Glaxen Corp. ownership stake (as a percent)																																																																																		25.50%
Pro forma results of operations
Net revenues			12,366,057,000	11,359,640,000
Net operating income			2,821,182,000	2,751,082,000
Net income			1,462,649,000	1,405,790,000
Earnings per share, basic and diluted			$ 0.74	$ 0.73
Loan receivable from Glaxen at the date of acquisition	12,500,000
Revenue and earnings of the companies acquired from third parties in 2011 since the acquisition date included in the consolidated statement of operations
Net revenues																																																																																			22,539,000
Net operating loss																																																																																			4,883,000
Net loss																																																																																			$ 3,353,000

OPERATIONS IN TURKMENISTAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	61 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 BCTI	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements M	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 21, 2010 BCTI License suspension and termination of interconnect agreements request
Operations in Turkmenistan
Period of license suspension (in months)					1
Percentage of net profit shared with the Ministry of Communications of Turkmenistan							20.00%
Number of arbitration requests filed								3
Impairment charges on the statement of operations
Impairment of long-lived assets				$ 119,600		$ 119,580
Provision for doubtful accounts	111,307	122,550	110,766			11,462
General and administrative expenses	2,436,252	2,274,421	1,992,991			4,280
Other operating expenses	193,677	194,181	173,114			2,500
Total impairment charges						$ 137,822

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Other	$ 144	$ 225
Total cash and cash equivalents	1,850,826	927,694	2,529,010	1,135,987
Ruble
Cash and cash equivalents
Current accounts	300,057	413,139
Deposit accounts	934,169	93,271
U.S. Dollar
Cash and cash equivalents
Current accounts	321,949	215,375
Deposit accounts	101,600	28,002
Euro
Cash and cash equivalents
Current accounts	25,770	17,142
Deposit accounts	2,600	11,288
Hryvna
Cash and cash equivalents
Current accounts	10,873	9,535
Deposit accounts		35,753
Uzbek som
Cash and cash equivalents
Current accounts	150,547	91,236
Turkmenian manat
Cash and cash equivalents
Current accounts	1,501	10,568
Armenian dram
Cash and cash equivalents
Current accounts	$ 1,616	$ 2,160

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term investments
Short-term investments	$ 86,242	$ 333,594
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	2.00%	3.50%
Annual interest rate, highest rate (as a percent)	11.00%	9.00%
Short-term investments	80,291	279,663
Belarusian ruble denominated deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	26.00%
Annual interest rate, highest rate (as a percent)	37.00%
Short-term investments	5,933
Other'
Short-term investments
Short-term investments	18	243
Promissory notes
Short-term investments
Annual interest rate, lowest rate (as a percent)		5.50%
Annual interest rate, highest rate (as a percent)		7.00%
Short-term investments		26,701
Funds in trust management
Short-term investments
Annual interest rate (as a percent)		9.20%
Short-term investments		$ 26,987

TRADE RECEIVABLES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade receivables, net
Allowance for doubtful accounts	$ (96,961)	$ (120,468)
Trade receivables, net	863,808	798,102
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	120,468	97,653	69,603
Provision for doubtful accounts	101,967	123,352	105,260
Accounts receivable written off	(120,673)	(99,708)	(76,622)
Currency translation adjustment	(4,801)	(829)	(588)
Balance, end of year	96,961	120,468	97,653
Subscribers
Trade receivables, net
Trade receivables, gross	351,786	384,903
Interconnect
Trade receivables, net
Trade receivables, gross	112,751	120,948
Dealers
Trade receivables, net
Trade receivables, gross	106,000	108,010
Roaming
Trade receivables, net
Trade receivables, gross	283,830	224,687
Other.
Trade receivables, net
Trade receivables, gross	$ 106,402	$ 80,022

INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVENTORY AND SPARE PARTS
Handsets and accessories	$ 223,764	$ 234,166
Spare parts for telecommunication equipment	28,533	34,687
SIM cards and prepaid phone cards	10,445	21,879
Advertising materials	1,320	2,011
Other materials	27,013	27,213
Total inventory and spare parts	291,075	319,956
Obsolescence expense	$ 30,160	$ 27,825	$ 4,113

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	$ 13,497,943,000	$ 12,557,033,000
Accumulated depreciation (including leased assets $11.4 million and $5.6 million)	(7,023,556,000)	(6,196,117,000)
Property, plant and equipment, net	8,205,352,000	7,971,830,000
Capital lease
Leased assets, at cost	33,500,000	35,700,000
Accumulated depreciation	11,400,000	5,600,000
Depreciation expense	1,811,600,000	1,521,600,000	1,380,800,000
Depreciation of assets recorded under capital leases obligations	9,500,000	2,800,000	10,200,000
Interest expense accrued on capital lease obligations	1,800,000	500,000	1,500,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	11,419,352,000	10,631,101,000
Minimum life of property, plant and equipment (in months)	60
Maximum life of property, plant and equipment (in months)	204
Capital lease
Leased assets, at cost	1,200,000	1,200,000
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	1,231,907,000	1,102,584,000
Minimum life of property, plant and equipment (in months)	36
Maximum life of property, plant and equipment (in months)	60
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	758,898,000	742,263,000
Minimum life of property, plant and equipment (in months)	240
Maximum life of property, plant and equipment (in months)	600
Capital lease
Leased assets, at cost	800,000	800,000
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	87,786,000	81,085,000
Minimum life of property, plant and equipment (in months)	36
Maximum life of property, plant and equipment (in months)	60
Capital lease
Leased assets, at cost	31,500,000	33,700,000
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)	$ 1,730,965,000	$ 1,610,914,000

LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Licenses
Licenses, at cost	$ 458,517,000	$ 679,133,000
Accumulated amortization	(231,006,000)	(384,405,000)
Licenses, net	227,511,000	294,728,000
Estimated amortization expense in the year ended December 31,
2012	401,450,000
2013	290,930,000
2014	175,260,000
2015	101,250,000
2016	55,160,000
Thereafter	174,761,000
Total	1,198,811,000
License costs
Licenses
Amortization expense	60,100,000	76,300,000	78,700,000
Estimated amortization expense in the year ended December 31,
2012	36,186,000
2013	31,016,000
2014	29,804,000
2015	29,797,000
2016	29,791,000
Thereafter	70,917,000
Total	227,511,000
Russia
Licenses
Licenses, at cost	20,320,000	229,209,000
Weighted-average period in for the next renewal of licenses (in years)	2
Uzbekistan
Licenses
Licenses, at cost	196,517,000	196,517,000
Armenia
Licenses
Licenses, at cost	192,186,000	203,993,000
Ukraine
Licenses
Licenses, at cost	$ 49,494,000	$ 49,414,000

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 1,029,431	$ 852,239
Accumulated impairment loss, balance at the beginning of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the beginning of the period	981,335	803,773
Acquisitions (Note 3)	185,690	175,307
Finalization of purchase accounting	6,945
Currency translation adjustment	(55,440)	2,255
Gross amount of goodwill, balance at the end of the period	1,164,058	1,029,431
Accumulated impairment loss, balance at the end of the period	(45,528)	(48,096)
Net amount of goodwill, balance at the end of the period	1,118,530	981,335
Russia
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	769,958	598,349
Accumulated impairment loss, balance at the beginning of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the beginning of the period	721,862	549,883
Acquisitions (Note 3)	185,690	175,307
Finalization of purchase accounting	6,945
Currency translation adjustment	(46,988)	(3,328)
Gross amount of goodwill, balance at the end of the period	913,037	769,958
Accumulated impairment loss, balance at the end of the period	(45,528)	(48,096)
Net amount of goodwill, balance at the end of the period	867,509	721,862
Ukraine
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	5,327	5,311
Net amount of goodwill, balance at the beginning of the period	5,327	5,311
Currency translation adjustment	(19)	16
Gross amount of goodwill, balance at the end of the period	5,308	5,327
Net amount of goodwill, balance at the end of the period	5,308	5,327
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	254,146	248,579
Net amount of goodwill, balance at the beginning of the period	254,146	248,579
Currency translation adjustment	(8,433)	5,567
Gross amount of goodwill, balance at the end of the period	245,713	254,146
Net amount of goodwill, balance at the end of the period	$ 245,713	$ 254,146

OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized intangible assets
Amortized intangible assets, Gross carrying value	$ 2,735,899,000	$ 2,730,204,000
Amortized intangible assets, Accumulated amortization	(1,537,088,000)	(1,516,949,000)
Amortized intangible assets, Net carrying value	1,198,811,000	1,213,255,000
Other intangible assets
Total other intangible assets, Gross carrying value	2,899,375,000	3,058,587,000
Amortized intangible assets, Accumulated amortization	(1,537,088,000)	(1,516,949,000)
Total other intangible assets, Net carrying value	1,362,287,000	1,541,638,000
Amortization expense	454,000,000	399,800,000	374,500,000
Estimated amortization expense in the year ended December 31,
2012	401,450,000
2013	290,930,000
2014	175,260,000
2015	101,250,000
2016	55,160,000
Thereafter	174,761,000
Total	1,198,811,000
Billing and telecommunication software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	240
Amortized intangible assets, Gross carrying value	1,668,715,000	1,682,959,000
Amortized intangible assets, Accumulated amortization	(1,042,773,000)	(1,056,324,000)
Amortized intangible assets, Net carrying value	625,942,000	626,635,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,042,773,000)	(1,056,324,000)
Weighted-average amortization period (in years)	4	4
Acquired customer base
Amortized intangible assets
Minimum useful lives (in months/years)	60
Maximum useful lives (in months/years)	372
Amortized intangible assets, Gross carrying value	262,156,000	343,920,000
Amortized intangible assets, Accumulated amortization	(68,741,000)	(111,775,000)
Amortized intangible assets, Net carrying value	193,415,000	232,145,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(68,741,000)	(111,775,000)
Rights to use radio frequencies
Amortized intangible assets
Minimum useful lives (in months/years)	24
Maximum useful lives (in months/years)	180
Amortized intangible assets, Gross carrying value	353,776,000	314,722,000
Amortized intangible assets, Accumulated amortization	(138,546,000)	(100,496,000)
Amortized intangible assets, Net carrying value	215,230,000	214,226,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(138,546,000)	(100,496,000)
Accounting software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	60
Amortized intangible assets, Gross carrying value	141,084,000	118,673,000
Amortized intangible assets, Accumulated amortization	(98,672,000)	(87,623,000)
Amortized intangible assets, Net carrying value	42,412,000	31,050,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(98,672,000)	(87,623,000)
Numbering capacity with finite contractual life
Amortized intangible assets
Minimum useful lives (in months/years)	2
Maximum useful lives (in months/years)	10
Amortized intangible assets, Gross carrying value	75,803,000	90,408,000
Amortized intangible assets, Accumulated amortization	(70,979,000)	(79,821,000)
Amortized intangible assets, Net carrying value	4,824,000	10,587,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(70,979,000)	(79,821,000)
Office software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	120
Amortized intangible assets, Gross carrying value	123,452,000	84,343,000
Amortized intangible assets, Accumulated amortization	(72,752,000)	(50,711,000)
Amortized intangible assets, Net carrying value	50,700,000	33,632,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(72,752,000)	(50,711,000)
Other
Amortized intangible assets
Minimum useful lives (in months/years)	12
Maximum useful lives (in months/years)	120
Amortized intangible assets, Gross carrying value	110,913,000	95,179,000
Amortized intangible assets, Accumulated amortization	(44,625,000)	(30,199,000)
Amortized intangible assets, Net carrying value	66,288,000	64,980,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(44,625,000)	(30,199,000)
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	84,985,000	273,239,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	$ 78,491,000	$ 55,144,000

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2010 MTS Belarus, an associated company of the Group	Dec. 31, 2009 MTS Belarus, an associated company of the Group	Apr. 30, 2008 MTS Belarus, an associated company of the Group	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2010 Intellect Telecom	Mar. 31, 2011 Intellect Telecom	Nov. 30, 2010 Intellect Telecom
Schedule of Equity Method Investments
Equity investment					$ 176,659,000	$ 227,130,000			$ 11,388,000	$ 11,662,000
Loan receivable				12,500,000		3,000,000
Total investments in and advances to associates	188,047,000	241,792,000
Maximum borrowing amount for which the group entered into a credit facility agreement							46,000,000	33,000,000
Interest rate on borrowing for which the group entered into a credit facility agreement (as a percent)								10.00%
Equity method ownership interest acquired from Sistema Telecom (as a percent)											6.14%	43.80%
Amount of acquired equity method investment											800,000	12,400,000
Percentage of ownership acquired											49.95%
Financial position and results of operations
Total assets					417,555,000	527,609,000			19,210,000	25,227,000
Total liabilities					92,884,000	72,533,000			3,110,000	34,180,000
Net loss					107,533,000	145,707,000			6,765,000	6,831,000
Total earnings or losses of associates	$ 49,443,000	$ 70,649,000	$ 60,313,000

INVESTMENT IN SHARES OF SVYAZINVEST (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Nov. 30, 2009 Sky Link Sistema	Dec. 31, 2011 Svyazinvest district operator	Dec. 31, 2006 Svyazinvest USD ($)	Nov. 30, 2009 Svyazinvest MGTS Sistema
Investment in shares of Svyazinvest
Percentage of stake acquired							25.00%
Share acquired in addition to percentage ownership acquired							1
Total consideration							$ 1,390,000,000
Cash consideration							1,300,000,000
Fair value of the call and put option							90,000,000
Number of publicly traded incumbent fixed-line operators in which Svyazinvest holds controlling stakes						7
Number of Federal districts of Russia in which investees of Svyazinvest are based						7
Percentage ownership of SkyLink transferred from Sistema					100.00%
Percentage of disposal of MGTS' common stock owned by Svyazinvest to Sistema								28.00%
Fair value of the investment, which includes significant unobservable inputs (Level 3 of the hierarchy established by the U.S. GAAP guidance)			859,700,000	26,000,000,000
Carrying value of the investment			1,205,500,000	36,500,000,000
Impairment loss on investment			349,400,000	10,500,000,000
Proceeds from the sale of Svyazinvest stake		26,000,000,000
Repayment of the outstanding debt to Sberbank		26,000,000,000
Consultancy fees incurred to complete the sale	$ 9,600,000	291,200,000

OTHER INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other investments
Other investments	$ 123,442,000	$ 128,582,000
Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Loan granted		90,000,000
Interest accrued	4,100,000	400,000
Mr. P. Fattouche and Mr. M. Fattouche | K-Telecom
Other investments
Percentage of noncontrolling interest		20.00%
Common stock
Other investments
Other investments	9,498,000	9,763,000
Loans receivable | Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Annual interest rate (as a percent)	6.00%
Other investments	92,700,000	91,503,000
Promissory notes 2009 | Sistema
Other investments
Annual interest rate (as a percent)	0.00%
Other investments	19,209,000	20,293,000
Promissory notes 2010 | Sistema
Other investments
Annual interest rate (as a percent)	0.00%
Other investments		4,162,000
Other investments
Other investments
Other investments	$ 2,035,000	$ 2,861,000

BORROWINGS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 MTS International Notes due 2020 USD ($)	Dec. 31, 2010 MTS International Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2016 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2011 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2013 USD ($)	Dec. 31, 2010 MTS OJSC Notes due 2013 USD ($)
Notes
Interest rate (as a percent)			8.63%	8.63%	8.15%	8.15%	14.25%	14.25%			7.60%	16.75%	8.00%	8.00%	8.70%	8.70%	8.00%	8.00%	7.75%	7.75%	7.00%	7.00%
Plus: unamortized premium	$ 608
Less: unamortized discount	(15)	(202)
Total notes	3,361,882	3,322,852	750,000	750,000	465,895	492,176	465,895	492,176			422,988	492,176	400,000	400,000	310,597	328,117	298,499	315,337	234,097	39,823	13,318	13,249
Less: current portion	(865,880)	(492,176)
Total notes, long-term	2,496,002	2,830,676
Repurchase of MTS OJSC Notes									39,300	1,100,000
% of par			107.33%		96.90%		103.60%				97.55%		100.50%		96.15%		101.50%		97.50%		95.00%
Fair value	$ 3,396,274		$ 804,975		$ 451,452		$ 482,667				$ 412,625		$ 402,000		$ 298,639		$ 303,019		$ 228,245		$ 12,652

BORROWINGS (Details 2) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended													1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 EUR-Denominated Bank Loans	Dec. 31, 2010 EUR-Denominated Bank Loans	Dec. 31, 2011 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas which will mature during 2012-2018	Dec. 31, 2010 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas which will mature during 2012-2018	Dec. 31, 2011 EUR-Denominated, LBBW which will mature during 2012-2017	Dec. 31, 2010 EUR-Denominated, LBBW which will mature during 2012-2017	Dec. 31, 2011 EUR-Denominated, Bank of China which will mature during 2012-2016	Dec. 31, 2010 EUR-Denominated, Bank of China which will mature during 2012-2016	Dec. 31, 2011 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2012-2013	Dec. 31, 2010 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2012-2013	Dec. 31, 2011 EUR-Denominated, Other which will mature during 2012-2013	Dec. 31, 2010 EUR-Denominated, Other which will mature during 2012-2013	Dec. 31, 2011 RUB-Denominated Bank Loans	Dec. 31, 2010 RUB-Denominated Bank Loans	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2010 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2011 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Dec. 31, 2011 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Sberbank which will mature during 2011	Dec. 31, 2011 RUB-Denominated, Other which will mature during 2012-2023	Dec. 31, 2010 RUB-Denominated, Other which will mature during 2012-2023	Dec. 31, 2011 Vendor financing agreement	Dec. 31, 2010 Vendor financing agreement	May 31, 2011 MTS OJSC Notes due 2014	Dec. 31, 2011 MTS OJSC Notes due 2014	Dec. 31, 2010 MTS OJSC Notes due 2014
Bank loans
Debt - related parties	$ 6,799,000	$ 14,563,000																																															$ 6,800,000	$ 14,300,000
Total bank loans	5,341,006,000	3,818,005,000		1,062,159,000	675,742,000	580,742,000	204,507,000	242,013,000	83,333,000	116,667,000	51,503,000	71,244,000	40,688,000	62,486,000	42,961,000	59,570,000	36,495,000	51,285,000	46,047,000	12,574,000	18,861,000	9,356,000	7,569,000	234,082,000	147,283,000	64,033,000	52,159,000	36,215,000	43,201,000	116,812,000	35,123,000	8,958,000	13,740,000	8,064,000	3,060,000	4,037,966,000	2,980,417,000	3,105,967,000	1,968,704,000	434,835,000	459,364,000	341,656,000	360,929,000	130,451,000	137,809,000	19,234,000	25,057,000	34,377,000
Less: current portion	(283,025,000)	(256,052,000)
Total bank loans, long-term	5,057,981,000	3,561,953,000
Interest rate, base rate						LIBOR	LIBOR		LIBOR		LIBOR		LIBOR		LIBOR		LIBOR			LIBOR						EURIBOR		EURIBOR		EURIBOR		EURIBOR
Interest rate added to base rate (as a percent)						1.15%					0.30%		0.43%		0.30%		0.30%			0.35%
Percentage points added to base rate, low end of range							0.23%		1.51%																	1.65%		0.75%		1.95%		0.35%
Percentage points added to base rate, high end of range							1.80%		3.10%
Effective interest rate, minimum (as a percent)							0.0103		0.0232
Effective interest rate, maximum (as a percent)							0.0261		0.0391
Interest rate (as a percent)						1.96%					1.11%		1.23%		1.11%		1.11%			1.16%						3.27%		2.37%		3.57%		1.97%						8.50%		7.80%		8.75%		8.75%								7.60%	16.75%
Percentage decrease in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																						0.45%
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																						1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																						9.50%
Minimum percentage of change in present value of cash flows used to measure whether transaction is accounted for as a debt extinguishment (as a percent)	10.00%
Unamortized amount of initially capitalized debt issuance costs		26,700,000
Borrowing costs and interest capitalized
Capitalized interest cost	52,300,000	43,900,000	72,300,000
Interest expense, net of amounts capitalized and amortization of debt issuance costs	628,400,000	688,000,000	535,000,000
Pledges
Carrying value of telecommunication equipment and other assets supplied as collateral																																																	$ 2,000,000	$ 8,200,000
Stated interest rate before negotiated decrease (as a percent)																																																			16.75%

BORROWINGS (Details 3) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2011 MTS Finance Notes due 2012	Dec. 31, 2010 MTS Finance Notes due 2012	Dec. 31, 2011 MTS International Notes due 2020	Dec. 31, 2010 MTS International Notes due 2020	Dec. 31, 2011 MTS Finance Notes due 2012 and MTS International Notes due 2020 D	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 Available credit facilities, Calyon, ING Bank N.V. and Nordea Bank AB maturing in 2019/2020	Dec. 31, 2011 Available credit facilities, Credit Agricole (Finnvera) maturing in 2019	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2014	Dec. 31, 2011 Available credit facilities, ING Bank Eurasia maturing in 2012	Dec. 31, 2011 Available credit facilities, Gazprombank maturing in 2013	Dec. 31, 2011 Notes	Dec. 31, 2011 Loans	Nov. 11, 2010 Tarino Limited
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	$ 10,000,000		$ 10,000,000		$ 15,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications	60						60
Percentage of the principal amount at which the notes are redeemable due to a change of control							101.00%
Remaining percentage of interest acquired in Tarino shares in Option Shares																	49.00%
Payment for option shares																	170,000,000
Damages																	5,880,000
Interest and other costs																	34,000,000
Available credit facilities
Interest rate (as a percent)			8.00%	8.00%	8.63%	8.63%		8.50%
Interest rate, description										LIBOR	EURIBOR	MosPrime3month	MosPrime/LIBOR/EURIBOR	MosPrime
Interest rate added to base rate (as a percent)										1.15%	1.65%	1.33%	1.25%	1.43%
Commitment fees (as a percent)										0.40%	0.83%	0.10%
Available credit facilities, total	1,321,342,000									468,710,000	388,290,000	310,597,000	77,649,000	76,096,000
Payments due in the year ended December 31,
2012															865,880,000	283,025,000
2013														78,700,000	311,817,000	785,015,000
2014														314,700,000	422,988,000	512,403,000
2015														78,700,000	700,600,000	1,266,546,000
2016																1,184,419,000
Thereafter															1,060,597,000	1,309,598,000
Total notes	3,361,882,000	3,322,852,000	400,000,000	400,000,000	750,000,000	750,000,000								472,100,000
Total bank loans	$ 5,341,006,000	$ 3,818,005,000						$ 3,105,967,000	$ 1,968,704,000

ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 78,039	$ 88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)
Balance, end of the year	$ 69,717	$ 78,039

DEFERRED CONNECTION FEES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in deferred connection fees
Balance, beginning of the year	$ 155,288	$ 163,098
Payments received and deferred during the year	76,562	89,030
Amounts amortized and recognized as revenue during the year	(96,676)	(95,706)
Currency translation adjustment	(5,750)	(1,134)
Balance, end of the year	129,424	155,288
Less: current portion	(49,868)	(49,212)
Non-current portion	$ 79,556	$ 106,076

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Variable interest rate for USD-and Euro- denominated bank loans	21.33%
Designated as hedges
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 2,341	$ 3,322
Derivative instruments, fair value of liabilities	(15,959)	(34,784)
Designated as hedges | Interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	2,341	3,322
Derivative instruments classified in other payables	(1,283)
Derivative instruments classified in other long term liabilities	(14,676)	(31,315)
Designated as hedges | Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables		$ (3,469)

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Syndicated Loan Facility granted to MTS OJSC in 2009	Oct. 30, 2010 Syndicated Loan Facility granted to MTS OJSC in 2006	Dec. 31, 2011 Cash flow hedging	Dec. 31, 2010 Cash flow hedging	Dec. 31, 2009 Cash flow hedging	Dec. 31, 2011 Interest rate swaps Cash flow hedging	Dec. 31, 2010 Interest rate swaps Cash flow hedging	Dec. 31, 2009 Interest rate swaps Cash flow hedging	Dec. 31, 2011 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2010 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2009 Cross-currency interest rate swaps Cash flow hedging
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives				$ (5,420,000)			$ (15,364,000)	$ (70,546,000)	$ (32,691,000)	$ (13,502,000)	$ (32,726,000)	$ (8,392,000)	$ (1,862,000)	$ (37,820,000)	$ (24,299,000)
Ineffective portion of derivative included in earnings							6,116,000	5,552,000	(5,481,000)	7,978,000	3,541,000	(976,000)	(1,862,000)	2,011,000	(4,505,000)
Voluntary prepayment of principal and interest	46,300,000	308,565,000	4,779,595,000	1,728,544,000	707,400,000	162,200,000
Accumulated other comprehensive loss reclassified into earnings upon termination of hedge							(2,032,000)	(15,248,000)		(2,032,000)	(12,020,000)			(3,228,000)
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss, beginning of the year							(14,865,000)	(40,293,000)	(16,714,000)
Fair value adjustments on hedging derivatives		7,364,000	25,428,000	(23,579,000)			(3,181,000)	(39,757,000)	(28,764,000)
Amounts reclassified into earnings during the period							10,545,000	65,185,000	5,185,000
Accumulated derivatives loss, end of the year							(7,501,000)	(14,865,000)	(40,293,000)
Changes in tax effect derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss tax portion, beginning of the year							3,716,000	10,073,000	4,179,000
Fair value adjustments on hedging derivatives net of tax		(1,841,000)	(6,357,000)	5,895,000			795,000	9,939,000	7,191,000
Amounts reclassified into earnings during the period, tax portion							(2,636,000)	(16,296,000)	(1,296,000)
Accumulated derivatives loss tax portion, end of the year							1,875,000	3,716,000	10,073,000
Net loss expected to be reclassified into net income during the next twelve months							$ 9,100,000

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (Non-designated derivative instruments, USD $)	Dec. 31, 2010	Dec. 31, 2011 Foreign currency options	Dec. 31, 2010 Buy-out put option	Dec. 31, 2010 Buy-out put option Comstar-UTS D
Non-designated derivative instruments
Amount acquirable through derivative instruments		$ 330,000,000
Statutory limit for price of shares sold back to entity (as a percent)				10.00%
Maximum period to file buyout demand by shareholders (in days)				45
Period within which buy-out of shares should be carried out after the expiry of the period set for the buyout demand (in days)				30
Derivative instruments, fair value of liabilities	$ 14,248,000		$ 11,600,000

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value of the derivative instruments designated as hedges
Derivative instruments, fair value of assets	$ 894	$ 247
Derivative instruments, fair value of liabilities		(14,248)
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets		247
Derivative instruments classified in other current assets	894
Derivative instruments classified in other payables		(92)
Derivative instruments classified in other long term liabilities		(2,520)
Buy-out put option
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables		(11,636)
Derivative instruments, fair value of liabilities		$ (11,600)

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			$ (5,420)
Non-designated derivative instruments
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	3,258	1,916	3,088
Non-designated derivative instruments | Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	3,258	1,916	(4,280)
Non-designated derivative instruments | Purchased call option
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			(5,420)
Non-designated derivative instruments | Currency forward
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			$ 12,788

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (Significant other observable inputs (Level 2), Fair value measured on recurring basis, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 2,341	$ 3,322
Fair value of derivative liabilities	(15,959)	(31,315)
Currency option agreements
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	894	247
Fair value of derivative liabilities		(2,612)
Buy-out put option
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities		(11,636)
Cross-currency interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities		$ (3,469)

ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES
Accruals for services	$ 308,457	$ 365,447
Accruals for taxes	156,451	186,492
Accrued payroll and vacation	90,498	159,171
Interest payable on debt	90,125	76,804
Accruals for payments to social funds	8,339	11,890
Total accrued liabilities	$ 653,870	$ 799,804

INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Russia	Dec. 31, 2011 Armenia	Mar. 31, 2011 Ukraine	Dec. 31, 2011 Ukraine	Dec. 31, 2011 Uzbekistan
Income before income taxes
Russia	$ 1,807,154	$ 1,817,583	$ 1,220,730
Other jurisdictions	292,198	248,048	278,410
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
Current income tax expense
Russia	448,729	456,424	304,231
Other jurisdictions	71,343	106,212	99,292
Current provision for income taxes	520,072	562,636	403,523
Deferred income tax expense/(benefit)
Russia	1,606	(35,529)	131,485
Other jurisdictions	9,942	(9,919)	(29,961)
Deferred income tax expense/(benefit)	$ 11,548	$ (45,448)	$ 101,524
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%	20.00%	20.00%	25.00%	23.00%	3.40%

INCOME TAX (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes (as a percent)	2.80%	3.50%	4.90%
Currency exchange and transaction loss (as a percent)			0.50%
Unrecognized tax benefits (as a percent)	(0.20%)	0.10%	(0.20%)
Settlements with tax authorities (as a percent)	(0.50%)	(1.00%)	(2.90%)
Different tax rate of foreign subsidiaries (as a percent)	(0.20%)	(0.50%)	(2.00%)
Earnings distribution from subsidiaries (as a percent)	2.90%	0.70%	6.80%
Disposal of treasury stock (as a percent)			(4.10%)
Effect of change in tax rate in Ukraine (as a percent)	0.80%	0.70%
Change in valuation allowance (as a percent)	(0.20%)	(0.20%)	10.30%
Comstar corporate reorganization (as a percent)			0.40%
Impairment of long-lived assets (as a percent)		1.30%
Other (as a percent)	(0.10%)	0.40%
Effective income tax rate (as a percent)	25.30%	25.00%	33.70%
Deferred tax assets
Depreciation of property, plant and equipment	$ 140,371	$ 211,307
Other intangible assets		1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)
Total deferred tax assets	386,947	477,430
Deferred tax liabilities
Licenses acquired	(35,377)	(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)
Total deferred tax liabilities	(363,151)	(453,026)
Net deferred tax asset	23,796	24,404
Net deferred tax asset, current	189,622	234,658
Net deferred tax asset, non-current	62,102	81,816
Net deferred tax liability, long-term	$ (227,928)	$ (292,070)

INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant balances for income tax losses carried forward
Operating losses	$ 822,406,000	$ 791,282,000
Tax losses	203,313,000	196,883,000
Valuation allowance
Sale of investment in Svyazinvest	66,596,000	66,887,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,692,000	94,032,000
Other	1,787,000	5,075,000
Valuation allowances	163,075,000	165,994,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	52,500,000	63,800,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,088,200,000	1,309,400,000
Undistributed earnings of Uzdunrobita	647,800,000	594,600,000
Unrecognized deferred tax liability	117,000,000	106,400,000
Accruals for uncertain tax positions	16,300,000	14,000,000	10,600,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	13,993,000	10,607,000	12,360,000
Additions based on tax position related to the current year	9,149,000	14,590,000	2,094,000
Additions based on tax positions related to prior years	2,647,000	1,504,000
Additions based on tax of acquired entities	5,129,000	7,587,000	1,521,000
Reduction in tax positions related to prior years	(5,213,000)	(2,141,000)	(1,778,000)
Settlements with tax authorities	(8,323,000)	(18,109,000)	(3,305,000)
Currency translation adjustment	(1,044,000)	(45,000)	(285,000)
Balance, end of the year	16,338,000	13,993,000	10,607,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	100,000	3,300,000	(600,000)
Accrued interest and penalties	6,100,000	3,300,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	431,461,000	429,186,000
Tax losses	125,124,000	124,464,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Operating losses	390,945,000	362,096,000
Tax losses	$ 78,189,000	$ 72,419,000

RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related parties
Accounts receivable, related parties	$ 4,488	$ 2,673
Accounts payable, related parties	56,982	52,984
Revenues from related parties	13,481	52,257	72,149
Operating expenses incurred on transactions with related parties	162,316	272,343	256,379
Sitronics, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	2,736	1,320
Accounts payable, related parties	42,715	37,007
Revenues from related parties	4,218	3,577	3,656
Operating expenses incurred on transactions with related parties	48,023	56,610	52,211
Intellect Telecom
Related parties
Accounts receivable, related parties	359	117
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	11,986	8,965
Other related parties
Related parties
Accounts receivable, related parties	1,393	1,236
Accounts payable, related parties	2,281	7,012
Revenues from related parties	2,743	4,827	3,997
Operating expenses incurred on transactions with related parties	10,792	15,584	15,705
MTS Belarus, an associated company of the Group
Related parties
Revenues from related parties	6,520	2,589
Operating expenses incurred on transactions with related parties	10,516	5,539
Svyazinvest and subsidiaries
Related parties
Revenues from related parties		33,869	43,174
Operating expenses incurred on transactions with related parties		29,210	28,997
Sky Link and subsidiaries
Related parties
Revenues from related parties		7,395	9,857
Mezhregion Tranzit Telecom
Related parties
Revenues from related parties			11,465
Operating expenses incurred on transactions with related parties			18,115
RA Maxima, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	81,905	76,158	102,005
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	1,005	59,171	23,782
Sistema-Invenchur
Related parties
Operating expenses incurred on transactions with related parties		11,262
Percentage of ownership acquired	100.00%
City Hals
Related parties
Operating expenses incurred on transactions with related parties		$ 9,542	$ 9,988

RELATED PARTIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investing and financing transactions
Other investments to related parties	$ 111,909,000	$ 115,958,000
Investment in shares of subsidiaries and affiliates of Sistema	9,498,000	9,763,000
Cash position	1,850,826,000	927,694,000	2,529,010,000	1,135,987,000
Deposit accounts	86,242,000	333,594,000
Loans payable	5,057,981,000	3,561,953,000
Incurred expenses	162,316,000	272,343,000	256,379,000
Advertising costs	305,200,000	319,700,000	321,000,000
Moscow Bank of Reconstruction and Development ("MBRD")
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	4,930,000	5,208,000
Cash position	311,500,000	378,700,000
Interest accrued on the deposits and cash on current accounts	14,900,000	19,700,000	25,100,000
Equity interest owned (as a percent)	1.80%
Sistema
Investing and financing transactions
Other investments to related parties	19,209,000	24,455,000
Sistema | Promissory notes 2009
Investing and financing transactions
Notes and loans receivable	19,200,000	20,300,000
Sistema | Promissory notes 2010
Investing and financing transactions
Notes and loans receivable		4,200,000
Mr. P. Fattouche and Mr. M. Fattouche
Investing and financing transactions
Other investments to related parties	92,700,000	91,503,000
Other related parties
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	946,000	728,000
Incurred expenses	10,792,000	15,584,000	15,705,000
Sky Link and subsidiaries
Investing and financing transactions
Repaid outstanding indebtedness			14,300,000
Gain on partial reversal of provision for uncollectible loans			4,300,000
Sitronics, a subsidiary of Sistema
Investing and financing transactions
Incurred expenses	48,023,000	56,610,000	52,211,000
Purchases of telecommunications equipment, software and billing systems (FORIS)	503,200,000	272,600,000	190,100,000
Purchases of SIM cards and prepaid phone cards	79,500,000	29,900,000	32,400,000
Incurred expenses under an IT consulting agreement	48,000,000	56,600,000	52,200,000
Advances to related parties	57,600,000	144,600,000
Maxima, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	81,900,000	76,200,000	102,000,000
Mediaplanning, a subsidiary of Sistema
Investing and financing transactions
Incurred expenses	1,005,000	59,171,000	23,782,000
Advertising costs	1,000,000	59,200,000	23,800,000
Svyazinvest
Investing and financing transactions
Incurred expenses		29,200,000	29,000,000
Accrued revenues		$ 33,900,000	$ 43,200,000

STOCKHOLDERS' EQUITY (Details)	12 Months Ended									12 Months Ended															1 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2011 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2010 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2009 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2011 Currency translation adjustment USD ($)	Dec. 31, 2010 Currency translation adjustment USD ($)	Dec. 31, 2009 Currency translation adjustment USD ($)	Dec. 31, 2011 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2010 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2009 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2011 Unrecognized actuarial losses USD ($)	Dec. 31, 2010 Unrecognized actuarial losses USD ($)	Dec. 31, 2009 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Comstar-UTS USD ($)	Dec. 31, 2010 Comstar-UTS USD ($)	Dec. 31, 2009 Comstar-UTS USD ($)	May 31, 2011 MGTS USD ($)	May 31, 2011 MGTS RUB	Jun. 30, 2010 MGTS USD ($)	Jun. 30, 2010 MGTS RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2009 MGTS USD ($)	Dec. 31, 2010 MGTS USD ($)	Dec. 31, 2010 TS-Retail USD ($)	Dec. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2011 Other subsidiaries USD ($)	Dec. 31, 2010 Other subsidiaries USD ($)	Dec. 31, 2009 Other subsidiaries USD ($)
Share capital
Increase in charter capital (in shares)	73,087,424	73,087,424
Shares issued	2,066,413,562	2,066,413,562	1,993,326,138	1,993,326,138
Shares issued									345,244,080
Outstanding common shares excluding treasury shares	1,988,916,837	1,988,916,837	1,916,869,262	1,916,869,262
Shares in treasury stock	77,496,725	77,496,725	76,456,876	76,456,876
Number of shares per ADS (in shares)							2	5	20
Number of ADSs initially issued by the entity including ADSs that were issued and repurchased (in shares)									17,262,204
Number of ADSs initially issued as recalculated under the current depository receipt ratio (in shares)									172,622,040
Number of ADSs that have been repurchased (in shares)	13,599,067	13,599,067
Noncontrolling interest
Net income attributable to the Group	$ 1,443,944,000		$ 1,380,631,000		$ 1,014,203,000
Transfers from the noncontrolling interest
(Decrease)/increase in own equity due to acquisition of noncontrolling interest																						(41,377,000)	(115,350,000)	45,284,000					(272,840,000)	269,281,000		(15,932,000)	(7,679,000)	(738,000)	(10,302,000)	(487,000)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest																						429,409,000
Increase in own equity due to exercise of put option	11,636,000																					11,636,000
Net transfers from the noncontrolling interest	126,090,000		(141,584,000)		306,399,000
Net income attributable to the Group and transfers from the noncontrolling interest:	1,570,034,000		1,239,047,000		1,320,602,000
Accumulated other comprehensive income, net of tax
Balance at beginning of period	(771,957,000)									(771,957,000)	(748,422,000)	(445,772,000)	(759,651,000)	(714,394,000)	(434,320,000)	(14,865,000)	(40,293,000)	(16,714,000)	2,559,000	6,265,000	5,262,000
Current-period change										(192,035,000)	(23,535,000)	(302,650,000)	(205,339,000)	(45,257,000)	(280,074,000)	7,364,000	25,428,000	(23,579,000)	5,940,000	(3,706,000)	1,003,000
Balance at end of period	(963,992,000)		(771,957,000)							(963,992,000)	(771,957,000)	(748,422,000)	(964,990,000)	(759,651,000)	(714,394,000)	(7,501,000)	(14,865,000)	(40,293,000)	8,499,000	2,559,000	6,265,000
Dividends
Dividend policy, minimum annual payments as a percentage of net income under U.S. GAAP	50.00%	50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	1,698,200,000	54,675,000,000	903,200,000	27,429,000,000	1,055,400,000	33,480,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $40,006, $35,063 and $45,631, respectively)	1,066,753,000		991,211,000		1,265,544,000
Dividends declared on treasury shares	40,006,000		35,063,000		45,631,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 1.03		$ 0.99		$ 3.2
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.516		$ 0.497		$ 0.647
Dividends payable	200,000		600,000																										2,100,000		1,000,000
MGTS' preferred stock
Preferred shares outstanding (in shares)																													15,965,850
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares																													10.00%
Percentage of preferred shareholders required for approval																													75.00%
Dividend on preferred shares																									$ 623,900,000	18,961,700,000	$ 25,400,000	789,400,000

REDEEMABLE NONCONTROLLING INTEREST (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 International Cell Holding Ltd EUR (€)	Sep. 30, 2007 International Cell Holding Ltd	Sep. 30, 2007 K-Telecom
Redeemable noncontrolling interest
Percentage of ownership interest acquired				80.00%
Percentage of indirect ownership interest of parent					100.00%
Percentage of noncontrolling interest				20.00%
Cap price of option to acquire remaining 20% stake (in dollars)			€ 200,000,000
Fair value of redeemable noncontrolling interest (in dollars)	$ 80,603,000	$ 86,944,000

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	$ 1,230,564	$ 1,174,482	$ 1,004,951
Rent	389,142	338,301	283,957
General and administrative	277,863	251,097	217,847
Repair and maintenance	202,206	180,810	158,165
Taxes other than income	171,778	144,322	181,716
Billing and data processing	62,508	75,960	64,277
Consulting expenses	58,409	61,431	59,000
Provision for obsolescence	30,160	27,825	4,113
Insurance	6,533	7,456	7,612
Business acquisitions related costs	7,089	12,737	11,353
Total	$ 2,436,252	$ 2,274,421	$ 1,992,991

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Country Segment	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Number of reportable segments	2
Net operating revenues
Total net operating revenues from external customers:	$ 12,318,688	$ 11,293,236	$ 9,867,253
Total intersegment operating revenues:	99,177	58,899	43,857
Depreciation and amortization expense
Depreciation and amortization expense	2,335,204	2,000,496	1,844,174
Operating income:
Net operating income	2,808,885	2,734,559	2,555,885
CURRENCY EXCHANGE AND TRANSACTION LOSS/(GAIN)	158,066	(20,238)	252,694
Interest income (including related party amounts of $19,079, $21,640 and $53,940)	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives			5,420
Impairment of investments			368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expenses, net	6,571	66,924	23,254
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
Additions to long-lived assets:
Additions to long-lived assets	2,717,657	2,893,730
Long-lived assets:
Long-lived assets	10,913,680	10,789,531
Total assets:
Assets	15,318,229	14,478,042
Number of countries	2
Russia
Net operating revenues
Total net operating revenues from external customers:	10,597,310	9,387,797	8,064,474
Total intersegment operating revenues:	34,968	27,136	10,342
Depreciation and amortization expense
Depreciation and amortization expense	1,752,022	1,418,727	1,305,556
Operating income:
Net operating income	2,774,422	2,673,617	2,353,380
Additions to long-lived assets:
Additions to long-lived assets	2,330,163	2,538,926
Long-lived assets:
Long-lived assets	8,617,536	8,207,457
Total assets:
Assets	12,420,073	11,358,159
Ukraine
Net operating revenues
Total net operating revenues from external customers:	1,099,537	1,050,639	1,025,374
Total intersegment operating revenues:	43,020	22,191	23,377
Depreciation and amortization expense
Depreciation and amortization expense	344,709	354,154	352,037
Operating income:
Net operating income	203,609	144,473	120,248
Additions to long-lived assets:
Additions to long-lived assets	140,354	117,548
Long-lived assets:
Long-lived assets	915,292	1,130,459
Total assets:
Assets	1,244,543	1,454,415
Other
Net operating revenues
Total net operating revenues from external customers:	621,841	854,800	777,405
Total intersegment operating revenues:	21,189	9,572	10,138
Depreciation and amortization expense
Depreciation and amortization expense	238,473	227,615	186,581
Operating income:
Net operating income	(168,572)	(84,820)	82,257
Additions to long-lived assets:
Additions to long-lived assets	247,140	237,256
Long-lived assets:
Long-lived assets	1,380,852	1,451,615
Total assets:
Assets	1,653,613	1,665,468
Mobile services
Net operating revenues
Total net operating revenues from external customers:	10,487,988	9,606,354	8,428,578
Fixed line services
Net operating revenues
Total net operating revenues from external customers:	1,830,700	1,686,882	1,438,675
Intercompany eliminations
Operating income:
Net operating income	$ (574)	$ 1,289

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2008 handset	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto		$ 560,300,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International	1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International (in years)	three year
Percentage of total purchase installment made		28.60%
Amount paid for handsets purchased		140,800,000	79,400,000	3,400,000
Operating leases
Rental expenses included in operating expenses		389,100,000	338,300,000	278,500,000
Rental expenses included in cost of services		232,000,000	182,400,000	168,700,000
Future minimum lease payments due for the five years ending December 31,2016 and thereafter
2012		249,334,000
2013		49,426,000
2014		36,639,000
2015		31,832,000
2016		28,439,000
Thereafter		74,525,000
Total		$ 470,195,000

COMMITMENTS AND CONTINGENCIES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 Sibintertelecom USD ($)	Oct. 31, 2009 Sibintertelecom RUB	Dec. 31, 2011 MTS OJSC USD ($)	Dec. 31, 2011 MTS OJSC RUB	Sep. 30, 2011 MTS OJSC RUB	Dec. 31, 2010 MTS OJSC RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2011 MGTS RUB
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3
Tax audit and assessment
Additional taxes, penalties and fines payable			$ 5.8	174.5	$ 11			353.9	$ 8	258.1
Decrease in amount of additional taxes, penalties and fines payable					5.4		173.9
Amount of appeal filed by the entity					2.6	84.2
Remaining amount of additional taxes, penalties and fines payable					5.6	180
Provision for tax and customs liabilities	7.1	10
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 16.3	$ 14

COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Minimum M	Dec. 31, 2011 Maximum M	Jan. 31, 2011 Settlement of Litigation USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2005 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited USD ($)	Mar. 31, 2005 Bitel LLC USD ($) company	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2005 Bitel LLC
Business acquisitions
Percentage of stake acquired											51.00%
Cash consideration paid for acquisition											$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares											49.00%
Call and put option price											170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control															51.00%
Impairment liability	349,400,000	10,500,000,000												170,000,000
Payment for Option Shares								170,000,000				170,000,000
Damages								5,900,000
Interest and other costs								34,900,000
Liability under the arbitration award			213,152,000		210,760,000			210,800,000
Additional liabilities under the arbitration award			3,200,000		40,800,000
Total notes			3,361,882,000		3,322,852,000				400,000,000	400,000,000
Expected term under the Rules of the London Court of International Arbitration						6	12
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court				500,000,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them													3
Return of dividends received sought under lawsuits													25,200,000
Losses and accrued interest sought under lawsuits													$ 3,700,000

SUBSEQUENT EVENTS (Details) (Repayment of debt, USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2012 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Mar. 31, 2012 RUB-Denominated, Bank of Moscow maturing in 2013	Mar. 16, 2012 RUB-Denominated, Bank of Moscow maturing in 2013
Subsequent events
Voluntary Repayment of amount due under credit facilities	$ 472.1	$ 310.6
Amount outstanding under credit facility			$ 434.8

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Movement in valuation allowances and reserves
Balance, beginning of year	$ 120,468	$ 97,653	$ 69,603
Charged to Costs and Expenses	101,967	123,352	105,260
Deductions and Other Adjustments	(125,474)	(100,537)	(77,210)
Balance, end of year	96,961	120,468	97,653
Valuation allowance for deferred tax assets
Movement in valuation allowances and reserves
Balance, beginning of year	165,994	182,308	26,744
Charged to Costs and Expenses			78,761
Deductions and Other Adjustments	(2,919)	(16,314)	76,803
Balance, end of year	$ 163,075	$ 165,994	$ 182,308